UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1).  The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2017

Guggenheim Funds Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	19
RBP® LARGE-CAP DEFENSIVE FUND	30
RBP® LARGE-CAP MARKET FUND	41
RBP® LARGE-CAP VALUE FUND	52
NOTES TO FINANCIAL STATEMENTS	63
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	71
OTHER INFORMATION	72
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	79
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	83

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

September 30, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the annual shareholder report for Transparent Value Trust (the “Funds”). This report covers the annual fiscal year ended September 30, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Managers’ Commentary for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC
October 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2017

Over the past few months, the equity markets have faced massive hurricanes in the South, rising tensions with North Korea and ongoing uncertainty surrounding domestic policy. Despite it all, the major stock indices continue to trade at/near record levels. The market’s resiliency seems to underscore that, at the end of the day, it’s fundamentals that drive equity markets and not political headlines or geopolitical tensions.

A noticeable shift in market sentiment during the third quarter led to a rotation into cyclical and small capitalization stocks. Value factors also began to outperform in September, a significant change from year-to-date performance. From a macro standpoint, the primary drivers of the value trade include rising inflationary expectations, economic growth and the prospects of tax reform.

Outside the U.S., both the European and emerging markets outperformed the Standard and Poor’s 500® (“S&P 500”) Index* on a dollar denominated basis. Renewed interest in both regions reflected attractive relative valuation and the synchronized global economic expansion.

Assuming no major geopolitical or other unforeseen shocks, we expect the U.S. economy will grow by between 2.0–2.5% in real terms in 2017 and 2018, supported by a strong labor market at home, a synchronized upswing in the global economy, and favorable financial conditions. Risks to our growth outlook are to the upside if Washington delivers on promises to cut taxes.

Third quarter economic data was less distorted by the recent hurricanes than expected, and rebuilding efforts should be a positive for growth heading into 2018.

The labor market is steadily tightening, as seen in the drop in the unemployment rate to a cycle low of 4.2% in September, underscoring the robust—and unsustainable—underlying trend in hiring. Leading indicators, including hiring intentions surveys, point to further declines in the unemployment rate. Meanwhile, inflation continues to be well below the U.S. Federal Reserve’s (the “Fed”) 2% longer-run goal, with core personal consumption expenditure inflation coming in at 1.3% in September. However, inflation lags GDP growth by about six quarters; because growth has accelerated over the past year, and the dollar has depreciated, inflation will likely move closer to 2% by the second quarter of 2018.

The firming U.S. economy, coupled with synchronized global growth and stabilization in the U.S. dollar, is likely to be supportive of the U.S. earnings environment. On the valuation front, while elevated relative to long-term averages, multiples still remain well below extreme levels. Economic and financial conditions are supportive enough for the Fed to continue to resume a quarterly pattern of rate increases in December, and to begin balance sheet normalization this year. Interest rates are expected to remain supportive of risk assets.

For the 12 months ended September 30, 2017, S&P 500 Index returned 18.61%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 19.10%. The return of the MSCI Emerging Markets Index* was 22.46%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 0.07% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 8.88%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.66% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2017

*Index Definitions

Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

MSCI EAFE Index is a capitalization-weighted measure of stock markets in Europe, Australasia, and the Far East.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2017 and ending September 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.40%	8.65%	$ 1,000.00	$ 1,086.50	$ 7.32
C-Class	2.11%	8.21%	1,000.00	1,082.10	11.01
P-Class	1.36%	8.61%	1,000.00	1,086.10	7.11
Institutional Class	1.11%	8.77%	1,000.00	1,087.70	5.81
RBP® Dividend Fund
A-Class	1.23%	6.61%	1,000.00	1,066.10	6.37
C-Class	1.98%	6.22%	1,000.00	1,062.20	10.24
P-Class	1.23%	6.61%	1,000.00	1,066.10	6.37
Institutional Class	0.98%	6.67%	1,000.00	1,066.70	5.08
RBP® Large-Cap Defensive Fund
A-Class	1.21%	9.29%	1,000.00	1,092.90	6.35
C-Class	1.96%	8.88%	1,000.00	1,088.80	10.26
P-Class	1.21%	9.35%	1,000.00	1,093.50	6.35
Institutional Class	0.96%	9.45%	1,000.00	1,094.50	5.04
RBP® Large-Cap Market Fund
A-Class	1.21%	8.29%	1,000.00	1,082.90	6.32
C-Class	1.96%	7.96%	1,000.00	1,079.60	10.22
P-Class	1.21%	8.37%	1,000.00	1,083.70	6.32
Institutional Class	0.96%	8.47%	1,000.00	1,084.70	5.02
RBP® Large-Cap Value Fund
A-Class	1.23%	5.80%	1,000.00	1,058.00	6.35
C-Class	1.99%	5.37%	1,000.00	1,053.70	10.25
P-Class	1.23%	5.80%	1,000.00	1,058.00	6.35
Institutional Class	0.99%	5.95%	1,000.00	1,059.50	5.11

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.40%	5.00%	$ 1,000.00	$ 1,018.05	$ 7.08
C-Class	2.11%	5.00%	1,000.00	1,014.49	10.66
P-Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Institutional Class	1.11%	5.00%	1,000.00	1,019.50	5.62
RBP® Dividend Fund
A-Class	1.23%	5.00%	1,000.00	1,018.90	6.23
C-Class	1.98%	5.00%	1,000.00	1,015.14	10.00
P-Class	1.23%	5.00%	1,000.00	1,018.90	6.23
Institutional Class	0.98%	5.00%	1,000.00	1,020.16	4.96
RBP® Large-Cap Defensive Fund
A-Class	1.21%	5.00%	1,000.00	1,019.00	6.12
C-Class	1.96%	5.00%	1,000.00	1,015.24	9.90
P-Class	1.21%	5.00%	1,000.00	1,019.00	6.12
Institutional Class	0.96%	5.00%	1,000.00	1,020.26	4.86
RBP® Large-Cap Market Fund
A-Class	1.21%	5.00%	1,000.00	1,019.00	6.12
C-Class	1.96%	5.00%	1,000.00	1,015.24	9.90
P-Class	1.21%	5.00%	1,000.00	1,019.00	6.12
Institutional Class	0.96%	5.00%	1,000.00	1,020.26	4.86
RBP® Large-Cap Value Fund
A-Class	1.23%	5.00%	1,000.00	1,018.90	6.23
C-Class	1.99%	5.00%	1,000.00	1,015.09	10.05
P-Class	1.23%	5.00%	1,000.00	1,018.90	6.23
Institutional Class	0.99%	5.00%	1,000.00	1,020.10	5.01

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2017 to September 30, 2017.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2017

To Our Shareholders

Guggenheim Directional Allocation Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Scott Hammond, Managing Director and Senior Portfolio Manager; Gennadiy Khayutin, Managing Director and Senior Portfolio Manager; and Gary McDaniel, CFA, Senior Managing Director, Risk Management. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2017.

For the fiscal year period ended September 30, 2017, Guggenheim Directional Allocation Fund returned 20.29%1, compared with the 18.67% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 18.61%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (RBP®) Probability. The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Guggenheim Directional Allocation IndexSM (the “Index”), which consists of stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that were selected for inclusion in the Index by applying RBP® methodology.

The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes—the Guggenheim RBP® Large-Cap Market IndexSM (with components that have betas close to one), the Guggenheim RBP® Large-Cap Aggressive IndexSM (with components that have betas higher than one), and the Guggenheim RBP® Large-Cap Defensive IndexSM (with components that have betas lower than one) and can allocate up to 100% to cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment, and market momentum.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Information Technology and Consumer Discretionary sectors. The largest detractors relative to the benchmark were the Industrials and Financials sectors.

Arista Networks, Inc., Lam Research Corp., and NRG Energy, Inc. were the largest individual contributors to return. The largest detractors from return were Range Resources Corp., Acuity Brands, Inc., and Frontier Communications Corp.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class**	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	2.5%
Centene Corp.	1.3%
Facebook, Inc. — Class A	1.2%
ABIOMED, Inc.	1.2%
First Republic Bank	1.2%
IPG Photonics Corp.	1.2%
Alphabet, Inc. — Class C	1.2%
Celgene Corp.	1.1%
Fifth Third Bancorp	1.1%
salesforce.com, Inc.	1.1%
Top Ten Total	13.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2017

Cumulative Fund Performance*

Average Annual Returns*
Periods Ended September 30, 2017

	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	20.29%	11.69%	12.30%
A-Class Shares with sales charge‡	14.54%	10.37%	11.05%
C-Class Shares	19.45%	10.99%	11.57%
C-Class Shares with CDSC§	18.45%	10.99%	11.57%
P-Class Shares**	20.27%	11.80%	12.40%
Institutional Class Shares	20.66%	12.09%	12.68%
Guggenheim Directional Allocation Total Return Index	22.14%	13.53%	14.12%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	14.97%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Directional Allocation Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡
Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2017
DIRECTIONAL ALLOCATION FUND

	Shares	Value

COMMON STOCKS† - 97.3%

Consumer, Non-cyclical - 24.0%
Centene Corp.*	90,986	$8,804,715
ABIOMED, Inc.*	49,099	8,278,092
Celgene Corp.*	53,765	7,840,013
PayPal Holdings, Inc.*	115,936	7,423,383
Regeneron Pharmaceuticals, Inc.*	14,559	6,509,620
Moody’s Corp.	44,602	6,209,044
Sysco Corp.	114,011	6,150,893
Edwards Lifesciences Corp.*	55,919	6,112,506
S&P Global, Inc.	38,681	6,046,227
TreeHouse Foods, Inc.*	80,626	5,460,799
Cintas Corp.	33,714	4,864,256
Herbalife Ltd.*	67,057	4,548,476
Square, Inc. — Class A*	150,195	4,327,118
Vantiv, Inc. — Class A*	59,419	4,187,257
Avery Dennison Corp.	42,331	4,162,831
UnitedHealth Group, Inc.	20,911	4,095,419
Monster Beverage Corp.*	73,496	4,060,654
Thermo Fisher Scientific, Inc.	20,012	3,786,270
Teleflex, Inc.	15,433	3,734,323
Constellation Brands, Inc. — Class A	18,574	3,704,584
Align Technology, Inc.*	19,787	3,685,724
Estee Lauder Companies, Inc. — Class A	34,158	3,683,599
Allergan plc	17,042	3,492,758
Amgen, Inc.	18,561	3,460,698
Quintiles IMS Holdings, Inc.*	35,279	3,353,975
Incyte Corp.*	28,135	3,284,480
Tyson Foods, Inc. — Class A	45,331	3,193,569
McCormick & Company, Inc.	30,641	3,144,992
Global Payments, Inc.	32,878	3,124,396
Bristol-Myers Squibb Co.	48,970	3,121,348
Illumina, Inc.*	14,847	2,957,522
MarketAxess Holdings, Inc.	15,807	2,916,550
Biogen, Inc.*	9,211	2,884,148
Equifax, Inc.	27,004	2,862,154
Molson Coors Brewing Co. — Class B	34,504	2,816,907
Universal Health Services, Inc. — Class B	25,336	2,810,776
Mondelez International, Inc. — Class A	69,060	2,807,980
Total Consumer, Non-cyclical		163,908,056

Financial - 20.5%
First Republic Bank	78,720	8,223,090
Fifth Third Bancorp	279,906	7,831,770
JPMorgan Chase & Co.	75,699	7,230,011
Signature Bank*	46,926	6,008,405
Northern Trust Corp.	48,727	4,479,473
American Financial Group, Inc.	42,043	4,349,349
Citizens Financial Group, Inc.	110,971	4,202,472
Unum Group	82,108	4,198,182
Regions Financial Corp.	273,835	4,170,507
Zions Bancorporation	84,428	3,983,313
FNF Group	83,372	3,956,834
Cullen/Frost Bankers, Inc.	40,676	3,860,966
Ally Financial, Inc.	159,103	3,859,839
Bank of New York Mellon Corp.	72,680	3,853,494
KeyCorp	202,073	3,803,014
Willis Towers Watson plc	24,359	3,756,889
Mastercard, Inc. — Class A	25,887	3,655,244
Cincinnati Financial Corp.	47,734	3,654,992
Prudential Financial, Inc.	34,310	3,647,839
Equinix, Inc. REIT	8,089	3,610,120
Realogy Holdings Corp.	109,180	3,597,481
CBRE Group, Inc. — Class A*	93,729	3,550,455
BlackRock, Inc. — Class A	7,854	3,511,445
SEI Investments Co.	56,335	3,439,815
Citigroup, Inc.	46,619	3,391,066
Alliance Data Systems Corp.	14,872	3,294,892
Bank of America Corp.	129,749	3,287,840
U.S. Bancorp	60,771	3,256,718
American Tower Corp. — Class A REIT	23,651	3,232,619
Visa, Inc. — Class A	30,577	3,217,923
Weyerhaeuser Co. REIT	91,652	3,118,918
Raymond James Financial, Inc.	36,650	3,090,695
Kilroy Realty Corp. REIT	40,755	2,898,496
Liberty Property Trust REIT	64,771	2,659,497
American Campus Communities, Inc. REIT	55,586	2,454,122
Total Financial		140,337,785

Consumer, Cyclical - 12.0%
Lennar Corp. — Class A	136,295	7,196,376
Lear Corp.	38,373	6,641,599
Delta Air Lines, Inc.	95,094	4,585,432
DR Horton, Inc.	113,655	4,538,244
CarMax, Inc.*	54,906	4,162,423
NIKE, Inc. — Class B	74,305	3,852,714
Home Depot, Inc.	23,441	3,834,010
Costco Wholesale Corp.	22,723	3,733,162
Burlington Stores, Inc.*	38,728	3,696,975
American Airlines Group, Inc.	72,887	3,461,404
Darden Restaurants, Inc.	42,761	3,368,712
Southwest Airlines Co.	57,065	3,194,499
United Continental Holdings, Inc.*	50,985	3,103,967
Lowe’s Companies, Inc.	38,659	3,090,400
TJX Companies, Inc.	41,634	3,069,675
Ulta Beauty, Inc.*	13,550	3,063,113
Marriott International, Inc. — Class A	27,098	2,987,825
Wyndham Worldwide Corp.	27,953	2,946,526
Norwegian Cruise Line Holdings Ltd.*	53,498	2,891,567
LKQ Corp.*	79,667	2,867,215
Hilton Worldwide Holdings, Inc.	40,193	2,791,404
Fastenal Co.	58,274	2,656,129
Total Consumer, Cyclical		81,733,371

Communications - 11.4%
Facebook, Inc. — Class A*	49,428	8,445,762
Alphabet, Inc. — Class C*	8,328	7,987,468
Amazon.com, Inc.*	6,856	6,591,016
Juniper Networks, Inc.	231,376	6,439,194
Arista Networks, Inc.*	20,909	3,964,555
CDW Corp.	58,306	3,848,196
AT&T, Inc.	85,674	3,355,851
LogMeIn, Inc.	29,439	3,239,762

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	September 30, 2017
DIRECTIONAL ALLOCATION FUND

	Shares	Value

Verizon Communications, Inc.	62,177	$3,077,140
Charter Communications, Inc. — Class A*	8,420	3,059,997
Expedia, Inc.	20,024	2,882,255
VeriSign, Inc.*	26,411	2,809,866
Twenty-First Century Fox, Inc. — Class A	104,626	2,760,034
Walt Disney Co.	27,714	2,731,769
Comcast Corp. — Class A	68,711	2,643,999
Scripps Networks Interactive, Inc. — Class A	29,420	2,526,884
Priceline Group, Inc.*	1,361	2,491,746
Level 3 Communications, Inc.*	45,421	2,420,485
Interpublic Group of Companies, Inc.	115,957	2,410,746
Zayo Group Holdings, Inc.*	64,831	2,231,483
Viacom, Inc. — Class B	69,372	1,931,316
Total Communications		77,849,524

Industrial - 11.2%
TransDigm Group, Inc.	29,163	7,455,520
WestRock Co.	129,235	7,331,501
Hubbell, Inc.	57,744	6,699,459
Johnson Controls International plc	157,373	6,340,558
Ball Corp.	88,766	3,666,036
Northrop Grumman Corp.	12,580	3,619,518
General Dynamics Corp.	17,472	3,591,894
Lennox International, Inc.	19,432	3,477,745
Raytheon Co.	18,315	3,417,213
Arrow Electronics, Inc.*	41,665	3,350,282
Allegion plc	37,472	3,240,204
Masco Corp.	78,370	3,057,214
Jabil, Inc.	102,574	2,928,488
Packaging Corporation of America	24,816	2,845,899
Vulcan Materials Co.	23,687	2,832,965
AO Smith Corp.	46,799	2,781,265
FedEx Corp.	11,901	2,684,627
CSX Corp.	49,391	2,679,956
Agilent Technologies, Inc.	41,158	2,642,344
Ingersoll-Rand plc	25,166	2,244,052
Total Industrial		76,886,740

Technology - 9.8%
IPG Photonics Corp.*	43,484	8,047,149
salesforce.com, Inc.*	82,692	7,725,086
Red Hat, Inc.*	62,815	6,963,671
Analog Devices, Inc.	71,260	6,140,474
Apple, Inc.	35,127	5,413,773
Applied Materials, Inc.	98,402	5,125,760
Lam Research Corp.	26,070	4,823,993
KLA-Tencor Corp.	40,747	4,319,182
Intel Corp.	91,790	3,495,363
Fortinet, Inc.*	95,126	3,409,316
Broadcom Ltd.	13,338	3,234,999
Synopsys, Inc.*	38,837	3,127,544
Texas Instruments, Inc.	34,562	3,098,138
Intuit, Inc.	16,929	2,406,288
Total Technology		67,330,736

Energy - 6.2%
Diamondback Energy, Inc.*	63,815	6,251,318
Parsley Energy, Inc. — Class A*	227,566	5,994,089
Pioneer Natural Resources Co.	39,021	5,757,158
Equities Corp.	86,642	5,652,524
Andeavor	54,383	5,609,606
Antero Resources Corp.*	279,448	5,561,015
ONEOK, Inc.	89,537	4,961,245
Rice Energy, Inc.*	96,672	2,797,688
Total Energy		42,584,643

Utilities - 1.8%
Exelon Corp.	68,028	2,562,614
Sempra Energy	22,402	2,556,740
CenterPoint Energy, Inc.	86,760	2,534,260
NiSource, Inc.	94,074	2,407,354
National Fuel Gas Co.	36,624	2,073,285
Total Utilities		12,134,253

Basic Materials - 0.4%
Royal Gold, Inc.	31,912	2,745,708

Total Common Stocks
(Cost $580,499,353)		665,510,816

EXCHANGE-TRADED FUNDS† - 2.5%
SPDR S&P 500 ETF Trust	67,118	16,862,055
Total Exchange-Traded Funds
(Cost $16,432,472)		16,862,055

Total Investments - 99.8%
(Cost $596,931,825)		$682,372,871
Other Assets & Liabilities, net - 0.2%		1,511,986
Total Net Assets - 100.0%		$683,884,857

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2017
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$665,510,816	$—	$—	$665,510,816
Exchange-Traded Funds	16,862,055	—	—	16,862,055
Total Assets	$682,372,871	$—	$—	$682,372,871

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments, at value (cost $596,931,825)	$682,372,871
Cash	2,069,497
Prepaid expenses	41,699
Receivables:
Fund shares sold	813,239
Securities sold	643,076
Dividends	498,479
Total assets	686,438,861

Liabilities:
Payable for:
Fund shares redeemed	1,520,723
Management fees	442,663
Distribution and service fees	300,417
Fund accounting/administration fees	38,839
Transfer agent/maintenance fees	29,525
Trustees’ fees*	26,882
Miscellaneous	194,955
Total liabilities	2,554,004
Net assets	$683,884,857

Net assets consist of:
Paid in capital	$626,878,657
Accumulated net investment loss	(2,234,910)
Accumulated net realized loss on investments	(26,199,936)
Net unrealized appreciation on investments	85,441,046
Net assets	$683,884,857

A-Class:
Net assets	$131,553,784
Capital shares outstanding	8,311,462
Net asset value per share	$15.83
Maximum offering price per share (Net asset value divided by 95.25%)	$16.62

C-Class:
Net assets	$240,267,513
Capital shares outstanding	15,716,640
Net asset value per share	$15.29

P-Class:
Net assets	$33,936,210
Capital shares outstanding	2,133,720
Net asset value per share	$15.90

Institutional Class:
Net assets	$278,127,350
Capital shares outstanding	17,251,078
Net asset value per share	$16.12

STATEMENT OF OPERATIONS
Year Ended September 30, 2017

Investment Income:
Dividends	$7,805,019
Total investment income	7,805,019

Expenses:
Management fees	6,387,782
Distribution and service fees:
A-Class	414,461
C-Class	2,515,537
P-Class	86,422
Recoupment of previously waived fees
A-Class	557
C-Class	27,430
P-Class	3,356
Institutional Class	42,253
Transfer agent/maintenance fees
A-Class	24,925
C-Class	103,515
P-Class	12,879
Institutional Class	76,499
Fund accounting/administration fees	455,989
Line of credit fees	77,498
Trustees’ fees*	30,465
Custodian fees	13,485
Tax expense	141
Miscellaneous	451,656
Total expenses	10,724,850
Less:
Expenses waived by Adviser	(140,800)
Expenses reimbursed by Adviser:
A-Class	(6,429)
C-Class	(41,130)
P-Class	(4,068)
Institutional Class	(31,987)
Total expenses waived/reimbursed	(224,414)
Net expenses	10,500,436
Net investment loss	(2,695,417)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	58,650,689
Net realized gain	58,650,689
Net change in unrealized appreciation (depreciation) on:
Investments	66,872,065
Net change in unrealized appreciation (depreciation)	66,872,065
Net realized and unrealized gain	125,522,754
Net increase in net assets resulting from operations	$122,827,337

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,695,417)	$(1,195,884)
Net realized gain on investments	58,650,689	29,055,298
Net change in unrealized appreciation (depreciation) on investments	66,872,065	85,779,145
Net increase in net assets resulting from operations	122,827,337	113,638,559

Capital share transactions:
Proceeds from sale of shares
A-Class	7,430,672	10,151,867
C-Class	7,889,801	11,401,713
P-Class*	9,075,732	4,388,907
Institutional Class	63,378,185	38,630,594
Cost of shares redeemed
A-Class	(45,993,015)	(135,847,681)
C-Class	(78,756,552)	(159,904,951)
P-Class*	(14,233,178)	(31,435,869)
Institutional Class	(76,107,756)	(342,448,077)
Net decrease from capital share transactions	(127,316,111)	(605,063,497)
Net decrease in net assets	(4,488,774)	(491,424,938)

Net assets:
Beginning of year	688,373,631	1,179,798,569
End of year	$683,884,857	$688,373,631
Accumulated net investment loss at end of year	$(2,234,910)	$(1,426,516)

Capital share activity:
Shares sold
A-Class	501,057	822,737
C-Class	564,023	928,082
P-Class*	625,397	350,833
Institutional Class	4,241,423	3,098,472
Shares redeemed
A-Class	(3,205,027)	(11,011,433)
C-Class	(5,665,752)	(13,210,739)
P-Class*	(967,152)	(2,524,609)
Institutional Class	(5,261,245)	(27,669,630)
Net decrease in shares	(9,167,276)	(49,216,287)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$13.16	$11.61	$14.22	$13.37	$10.62
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04)	(.01)	(.02)	(.08)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.71	1.56	(1.17)	1.38	2.90
Total from investment operations	2.67	1.55	(1.19)	1.30	2.86
Less distributions from:
Net investment income	—	—	—	—	(.02)
Net realized gains	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	(1.42)	(.45)	(.11)
Net asset value, end of period	$15.83	$13.16	$11.61	$14.22	$13.37

Total Return[e]	20.29%	13.35%	(8.71%)	9.76%	27.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,554	$144,968	$246,227	$412,305	$291,488
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.08%)	(0.16%)	(0.56%)	(0.37%)
Total expenses[b]	1.42%	1.50%	1.43%	1.50%	1.63%
Net expenses[c,d,f]	1.42%	1.50%	1.43%	1.50%	1.50%
Portfolio turnover rate	89%	227%	208%	300%	442%

C-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$12.80	$11.36	$14.04	$13.28	$10.59
Income (loss) from investment operations:
Net investment income (loss)[a]	(.13)	(.08)	(.11)	(.16)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.62	1.52	(1.15)	1.37	2.90
Total from investment operations	2.49	1.44	(1.26)	1.21	2.78
Less distributions from:
Net realized gains	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	(1.42)	(.45)	(.09)
Net asset value, end of period	$15.29	$12.80	$11.36	$14.04	$13.28

Total Return[e]	19.45%	12.68%	(9.37%)	9.14%	26.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,268	$266,485	$376,154	$574,466	$161,228
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(0.69%)	(0.85%)	(1.17%)	(1.01%)
Total expenses[b]	2.15%	2.16%	2.10%	2.10%	2.25%
Net expenses[c,d,f]	2.11%	2.11%	2.10%	2.10%	2.10%
Portfolio turnover rate	89%	227%	208%	300%	442%

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$13.22	$11.65	$14.25	$13.37	$10.62
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	.01	(.01)	(.06)	(.02)
Net gain (loss) on investments (realized and unrealized)	2.71	1.56	(1.17)	1.39	2.89
Total from investment operations	2.68	1.57	(1.18)	1.33	2.87
Less distributions from:
Net investment income	—	—	—	—	(.03)
Net realized gains	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	(1.42)	(.45)	(.12)
Net asset value, end of period	$15.90	$13.22	$11.65	$14.25	$13.37

Total Return[e]	20.27%	13.48%	(8.61%)	9.99%	27.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,936	$32,720	$54,147	$119,827	$39,406
Ratios to average net assets:
Net investment income (loss)	(0.20%)	0.06%	(0.10%)	(0.42%)	(0.14%)
Total expenses[b]	1.40%	1.41%	1.35%	1.35%	1.50%
Net expenses[c,d,f]	1.36%	1.36%	1.35%	1.35%	1.35%
Portfolio turnover rate	89%	227%	208%	300%	442%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$13.37	$11.75	$14.33	$13.41	$10.62
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.04	.02	(.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	2.74	1.58	(1.18)	1.39	2.92
Total from investment operations	2.75	1.62	(1.16)	1.37	2.91
Less distributions from:
Net investment income	—	—	—	—	(.03)
Net realized gains	—	—	(1.42)	(.45)	(.09)
Total distributions	—	—	(1.42)	(.45)	(.12)
Net asset value, end of period	$16.12	$13.37	$11.75	$14.33	$13.41

Total Return[e]	20.66%	13.70%	(8.40%)	10.27%	27.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$278,127	$244,201	$503,270	$1,294,029	$329,551
Ratios to average net assets:
Net investment income (loss)	0.06%	0.32%	0.15%	(0.17%)	(0.04%)
Total expenses[b]	1.15%	1.16%	1.10%	1.10%	1.25%
Net expenses[c,d,f]	1.11%	1.11%	1.10%	1.10%	1.10%
Portfolio turnover rate	89%	227%	208%	300%	442%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursement is 0.00 % for A-Class, 0.01 % for C-Class, 0.02 % for P-Class and 0.01 % for Institutional Class.

[e]	Total Return does not reflect the impact of any applicable sales charges.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

	09/30/17	09/30/16
A-Class	1.41%	1.49%
C-Class	2.10%	2.10%
P-Class	1.35%	1.35%
Institutional Class	1.10%	1.10%

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2017

To Our Shareholders

Guggenheim RBP® Dividend Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Scott Hammond, Managing Director and Senior Portfolio Manager; Gennadiy Khayutin, Managing Director and Senior Portfolio Manager; and Gary McDaniel, CFA, Senior Managing Director, Risk Management. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2017.

For the fiscal year ended September 30, 2017, Guggenheim RBP® Dividend Fund returned 14.87%1, compared with the 18.67% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 18.61%.

Strategy Overview

The Fund invests in U.S. large- and mid-capitalization companies believed to have a high dividend yield and high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Dividend IndexSM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM screened for high RBP® Probability by applying RBP® Methodology, and that were selected for inclusion in the Index by using steady and solid dividend yield.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Energy and Health Care sectors. The largest detractors relative to the benchmark were the Real Estate and Information Technology sectors.

Reynolds American, Inc., Regions Financial Corp., and AbbVie, Inc. were the largest individual contributors to return. The largest detractors from return were Spirit Realty Capital, Inc., Uniti Group, Inc., and Medical Properties Trust, Inc.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares Select Dividend ETF	3.9%
Uniti Group, Inc.	2.9%
Targa Resources Corp.	2.6%
Helmerich & Payne, Inc.	2.2%
Macquarie Infrastructure Corp.	2.2%
Kohl's Corp.	1.8%
AT&T, Inc.	1.7%
Six Flags Entertainment Corp.	1.7%
Occidental Petroleum Corp.	1.6%
ONEOK, Inc.	1.6%
Top Ten Total	22.2%

“Ten Largest Holdings” excludes any temporary cash investments.

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2017

Cumulative Fund Performance*

Average Annual Returns*
Periods Ended September 30, 2017

	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	14.87%	12.02%	10.77%
A-Class Shares with sales charge‡	9.37%	10.70%	9.76%
C-Class Shares	13.96%	11.32%	10.09%
C-Class Shares with CDSC§	12.96%	11.32%	10.09%
P-Class Shares**	14.81%	12.16%	10.93%
Guggenheim RBP Dividend Index	16.71%	13.90%	12.67%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.98%
			Since Inception (02/10/11)
Institutional Class Shares	15.04%	12.43%	11.20%
Guggenheim RBP Dividend Index	16.71%	13.90%	12.67%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.46%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡
Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS	September 30, 2017
RBP® DIVIDEND FUND

	Shares	Value

COMMON STOCKS† - 95.5%

Financial – 23.9%
Uniti Group, Inc. REIT	36,759	$538,887
PacWest Bancorp	5,735	289,674
Lazard Ltd. — Class A	5,220	236,048
Federated Investors, Inc. — Class B	7,731	229,611
MetLife, Inc.	3,965	205,983
Validus Holdings Ltd.	3,807	187,342
First American Financial Corp.	3,721	185,938
SunTrust Banks, Inc.	3,044	181,939
Principal Financial Group, Inc.	2,752	177,064
Prudential Financial, Inc.	1,642	174,577
Cullen/Frost Bankers, Inc.	1,809	171,710
BB&T Corp.	3,594	168,702
Regions Financial Corp.	10,552	160,707
Huntington Bancshares, Inc.	11,442	159,730
Ameriprise Financial, Inc.	998	148,213
PNC Financial Services Group, Inc.	1,089	146,765
BlackRock, Inc. — Class A	326	145,751
Prosperity Bancshares, Inc.	2,216	145,658
Webster Financial Corp.	2,747	144,355
KeyCorp	7,354	138,402
Associated Banc-Corp.	5,686	137,886
JPMorgan Chase & Co.	1,375	131,326
U.S. Bancorp	2,418	129,581
Alliance Data Systems Corp.	225	49,849
Mastercard, Inc. — Class A	258	36,430
Visa, Inc. — Class A	316	33,256
Total Financial		4,455,384

Consumer, Non-cyclical - 22.8%
Macquarie Infrastructure Corp.	5,727	413,375
Flowers Foods, Inc.	12,665	238,229
Altria Group, Inc.	3,730	236,557
Pfizer, Inc.	6,299	224,873
AbbVie, Inc.	2,502	222,328
Nielsen Holdings plc	5,016	207,913
H&R Block, Inc.	7,836	207,497
General Mills, Inc.	3,789	196,119
Philip Morris International, Inc.	1,690	187,607
Kimberly-Clark Corp.	1,487	174,990
Kellogg Co.	2,763	172,328
Bristol-Myers Squibb Co.	2,471	157,502
Eli Lilly & Co.	1,832	156,709
Amgen, Inc.	819	152,703
Hershey Co.	1,340	146,288
Johnson & Johnson	1,114	144,831
Sysco Corp.	2,675	144,316
Dr Pepper Snapple Group, Inc.	1,560	138,013
Clorox Co.	1,014	133,757
Colgate-Palmolive Co.	1,783	129,892
Medtronic plc	1,635	127,154
HealthSouth Corp.	2,723	126,211
Abbott Laboratories	2,298	122,621
Total System Services, Inc.	571	37,401
Zoetis, Inc.	544	34,685
Total Consumer, Non-cyclical		4,233,899

Consumer, Cyclical - 11.4%
Kohl’s Corp.	7,356	335,801
Six Flags Entertainment Corp.	5,060	308,357
General Motors Co.	6,136	247,772
Watsco, Inc.	1,304	210,035
Cinemark Holdings, Inc.	5,692	206,107
WW Grainger, Inc.	1,083	194,669
Fastenal Co.	4,040	184,143
Whirlpool Corp.	847	156,221
CVS Health Corp.	1,825	148,409
Nu Skin Enterprises, Inc. — Class A	2,111	129,784
Total Consumer, Cyclical		2,121,298

Technology - 8.7%
Intel Corp.	4,935	187,925
Maxim Integrated Products, Inc.	3,739	178,388
HP, Inc.	8,044	160,559
Texas Instruments, Inc.	1,677	150,326
Analog Devices, Inc.	1,468	126,498
Microsoft Corp.	1,633	121,642
Western Digital Corp.	1,403	121,219
Broadridge Financial Solutions, Inc.	1,349	109,026
Microchip Technology, Inc.	1,076	96,603
Oracle Corp.	1,639	79,246
Fidelity National Information Services, Inc.	751	70,136
CSRA, Inc.	2,116	68,283
Jack Henry & Associates, Inc.	656	67,430
CDK Global, Inc.	733	46,245
SS&C Technologies Holdings, Inc.	981	39,387
Total Technology		1,622,913

Energy - 8.1%
Targa Resources Corp.	10,175	481,278
Helmerich & Payne, Inc.	7,977	415,681
Occidental Petroleum Corp.	4,752	305,126
ONEOK, Inc.	5,500	304,755
Total Energy		1,506,840

Industrial - 6.4%
Eaton Corporation plc	2,668	204,876
Emerson Electric Co.	3,095	194,489
Cummins, Inc.	965	162,149
Caterpillar, Inc.	1,281	159,754
WestRock Co.	2,763	156,745
Hubbell, Inc.	1,269	147,229
Corning, Inc.	4,263	127,549
Agilent Technologies, Inc.	673	43,207
Total Industrial		1,195,998

Utilities - 6.3%
Southern Co.	5,542	272,335
AES Corp.	22,073	243,244
Duke Energy Corp.	2,669	223,982
PPL Corp.	5,867	222,653

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2017
RBP® DIVIDEND FUND

	Shares	Value

Dominion Energy, Inc.	2,808	$216,019
Total Utilities		1,178,233

Communications - 5.5%
AT&T, Inc.	8,124	318,217
Verizon Communications, Inc.	5,838	288,923
Cisco Systems, Inc.	6,402	215,299
Interpublic Group of Companies, Inc.	9,858	204,948
Total Communications		1,027,387

Basic Materials - 2.4%
LyondellBasell Industries N.V. — Class A	2,470	244,654
International Paper Co.	3,487	198,131
Total Basic Materials		442,785

Total Common Stocks
(Cost $17,416,241)		17,784,737

EXCHANGE-TRADED FUNDS† - 3.9%
iShares Select Dividend ETF	7,672	718,483
Total Exchange-Traded Funds
(Cost $716,754)		718,483

Total Investments - 99.4%
(Cost $18,132,995)		$18,503,220
Other Assets & Liabilities, net - 0.6%		111,786
Total Net Assets - 100.0%		$18,615,006

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,784,737	$—	$—	$17,784,737
Exchange-Traded Funds	718,483	—	—	718,483
Total Assets	$18,503,220	$—	$—	$18,503,220

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments, at value (cost $18,132,995)	$18,503,220
Prepaid expenses	33,607
Receivables:
Securities sold	858,443
Dividends	32,661
Investment Adviser	3,620
Total assets	19,431,551

Liabilities:
Overdraft due to custodian bank	185,477
Payable for:
Securities purchased	564,109
Fund shares redeemed	34,903
Distribution and service fees	7,162
Transfer agent/maintenance fees	5,363
Trustees’ fees*	1,925
Fund accounting/administration fees	1,082
Miscellaneous	16,524
Total liabilities	816,545
Net assets	$18,615,006

Net assets consist of:
Paid in capital	$16,078,908
Undistributed net investment income	192
Accumulated net realized gain on investments	2,165,681
Net unrealized appreciation on investments	370,225
Net assets	$18,615,006

A-Class:
Net assets	$5,822,480
Capital shares outstanding	454,251
Net asset value per share	$12.82
Maximum offering price per share (Net asset value divided by 95.25%)	$13.46

C-Class:
Net assets	$6,231,459
Capital shares outstanding	489,224
Net asset value per share	$12.74

P-Class:
Net assets	$2,216,616
Capital shares outstanding	172,113
Net asset value per share	$12.88

Institutional Class:
Net assets	$4,344,451
Capital shares outstanding	344,985
Net asset value per share	$12.59

STATEMENT OF OPERATIONS
Year Ended September 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $167)	$538,126
Total investment income	538,126

Expenses:
Management fees	162,477
Distribution and service fees:
A-Class	18,184
C-Class	65,587
P-Class	10,370
Recoupment of previously waived fees
A-Class	13,542
C-Class	12,655
P-Class	9,317
Institutional Class	9,473
Transfer agent/maintenance fees
A-Class	7,521
C-Class	10,344
P-Class	6,676
Institutional Class	8,051
Registration fees	22,360
Fund accounting/administration fees	14,675
Trustees’ fees*	5,711
Line of credit fees	2,614
Tax expense	1,745
Custodian fees	2,250
Miscellaneous	42,793
Total expenses	426,345
Less:
Expenses waived by Adviser	(96,943)
Expenses reimbursed by Adviser:
A-Class	(9,258)
C-Class	(7,972)
P-Class	(4,866)
Institutional Class	(6,405)
Total expenses waived/reimbursed	(125,444)
Net expenses	300,901
Net investment income	237,225

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,203,061
Net realized gain	3,203,061
Net change in unrealized appreciation (depreciation) on:
Investments	(419,380)
Net change in unrealized appreciation (depreciation)	(419,380)
Net realized and unrealized gain	2,783,681
Net increase in net assets resulting from operations	$3,020,906

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$237,225	$314,128
Net realized gain on investments	3,203,061	1,135,442
Net change in unrealized appreciation (depreciation) on investments	(419,380)	1,633,205
Net increase in net assets resulting from operations	3,020,906	3,082,775

Distributions to shareholders from:
Net investment income
A-Class	(85,171)	(103,384)
C-Class	(48,065)	(77,647)
P-Class*	(61,795)	(23,404)
Institutional Class	(96,035)	(164,889)
Net realized gains
A-Class	(113,682)	—
C-Class	(123,383)	—
P-Class*	(80,718)	—
Institutional Class	(110,716)	—
Total distributions to shareholders	(719,565)	(369,324)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,349,723	5,162,938
C-Class	463,701	1,071,637
P-Class*	4,820,344	1,202,006
Institutional Class	493,532	629,526
Distributions reinvested
A-Class	188,749	93,213
C-Class	162,079	70,815
P-Class*	141,081	23,247
Institutional Class	112,948	116,945
Cost of shares redeemed
A-Class	(2,872,995)	(4,625,061)
C-Class	(1,525,877)	(3,821,240)
P-Class*	(4,509,066)	(1,785,837)
Institutional Class	(2,720,456)	(8,008,971)
Net decrease from capital share transactions	(3,896,237)	(9,870,782)
Net decrease in net assets	(1,594,896)	(7,157,331)

Net assets:
Beginning of year	20,209,902	27,367,233
End of year	$18,615,006	$20,209,902
Undistributed net investment income at end of year	$192	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2017	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	111,039	474,843
C-Class	39,263	98,866
P-Class*	414,235	114,538
Institutional Class	42,276	58,038
Shares issued from reinvestment of distributions
A-Class	15,942	8,464
C-Class	13,873	6,488
P-Class*	11,822	2,112
Institutional Class	9,772	10,789
Shares redeemed
A-Class	(239,239)	(437,391)
C-Class	(126,013)	(354,514)
P-Class*	(362,694)	(171,888)
Institutional Class	(230,340)	(748,912)
Net decrease in shares	(300,064)	(938,567)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.55	$10.21	$12.23	$12.78	$10.87
Income (loss) from investment operations:
Net investment income (loss)[a]	.15	.17	.20	.18	.20
Net gain (loss) on investments (realized and unrealized)	1.52	1.35	(.42)	1.00	2.35
Total from investment operations	1.67	1.52	(.22)	1.18	2.55
Less distributions from:
Net investment income	(.18)	(.18)	(.21)	(.20)	(.18)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(.40)	(.18)	(1.80)	(1.73)	(.64)
Net asset value, end of period	$12.82	$11.55	$10.21	$12.23	$12.78

Total Return[e]	14.87%	14.88%	(2.28%)	9.90%	24.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,822	$6,540	$5,313	$9,684	$25,014
Ratios to average net assets:
Net investment income (loss)	1.26%	1.50%	1.76%	1.41%	1.69%
Total expenses[b]	1.84%	2.20%	1.88%	1.84%	2.12%
Net expenses[c,d,f]	1.22%	1.39%	1.51%	1.51%	1.50%
Portfolio turnover rate	251%	226%	181%	181%	198%

C-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.48	$10.16	$12.18	$12.73	$10.83
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	.09	.13	.10	.13
Net gain (loss) on investments (realized and unrealized)	1.51	1.35	(.42)	.99	2.35
Total from investment operations	1.57	1.44	(.29)	1.09	2.48
Less distributions from:
Net investment income	(.09)	(.12)	(.14)	(.11)	(.12)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(.31)	(.12)	(1.73)	(1.64)	(.58)
Net asset value, end of period	$12.74	$11.48	$10.16	$12.18	$12.73

Total Return[e]	13.96%	14.28%	(2.93%)	9.17%	23.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,231	$6,453	$8,245	$8,792	$8,215
Ratios to average net assets:
Net investment income (loss)	0.51%	0.81%	1.18%	0.84%	1.09%
Total expenses[b]	2.54%	2.84%	2.54%	2.45%	2.73%
Net expenses[c,d,f]	1.97%	2.06%	2.11%	2.11%	2.10%
Portfolio turnover rate	251%	226%	181%	181%	198%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.61	$10.28	$12.31	$12.84	$10.91
Income (loss) from investment operations:
Net investment income (loss)[a]	.16	.17	.22	.20	.23
Net gain (loss) on investments (realized and unrealized)	1.52	1.37	(.43)	1.01	2.36
Total from investment operations	1.68	1.54	(.21)	1.21	2.59
Less distributions from:
Net investment income	(.19)	(.21)	(.23)	(.21)	(.20)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(.41)	(.21)	(1.82)	(1.74)	(.66)
Net asset value, end of period	$12.88	$11.61	$10.28	$12.31	$12.84

Total Return[e]	14.81%	15.11%	(2.20%)	10.09%	24.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,217	$1,263	$1,686	$3,310	$8,490
Ratios to average net assets:
Net investment income (loss)	1.28%	1.57%	1.91%	1.56%	1.85%
Total expenses[b]	1.76%	2.09%	1.79%	1.70%	1.98%
Net expenses[c,d,f]	1.22%	1.32%	1.36%	1.36%	1.35%
Portfolio turnover rate	251%	226%	181%	181%	198%

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$11.38	$10.07	$12.09	$12.62	$10.73
Income (loss) from investment operations:
Net investment income (loss)[a]	.18	.19	.24	.24	.24
Net gain (loss) on investments (realized and unrealized)	1.49	1.35	(.42)	.97	2.33
Total from investment operations	1.67	1.54	(.18)	1.21	2.57
Less distributions from:
Net investment income	(.24)	(.23)	(.25)	(.21)	(.22)
Net realized gains	(.22)	—	(1.59)	(1.53)	(.46)
Total distributions	(.46)	(.23)	(1.84)	(1.74)	(.68)
Net asset value, end of period	$12.59	$11.38	$10.07	$12.09	$12.62

Total Return[e]	15.04%	15.48%	(1.93%)	10.29%	25.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,344	$5,954	$12,123	$22,347	$3,793
Ratios to average net assets:
Net investment income (loss)	1.51%	1.79%	2.15%	1.95%	2.07%
Total expenses[b]	1.54%	1.86%	1.54%	1.45%	1.73%
Net expenses[c,d,f]	0.97%	1.07%	1.11%	1.11%	1.10%
Portfolio turnover rate	251%	226%	181%	181%	198%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursement is 0.23 % for A-Class, 0.19 % for C-Class, 0.22 % for P-Class and 0.19 % for Institutional Class.

[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

	09/30/17	09/30/16
A-Class	1.20%	1.37%
C-Class	1.95%	2.05%
P-Class	1.20%	1.30%
Institutional Class	0.95%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2017

To Our Shareholders

Guggenheim RBP® Large-Cap Defensive Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Scott Hammond, Managing Director and Senior Portfolio Manager; Gennadiy Khayutin, Managing Director and Senior Portfolio Manager; and Gary McDaniel, CFA, Senior Managing Director, Risk Management. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2017.

For the fiscal year ended September 30, 2017, Guggenheim RBP® Large-Cap Defensive Fund returned 18.34%1, compared with the 18.67% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 18.61%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM with beta factors of less than 1.0 that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Energy and Health Care sectors. The largest detractors relative to the benchmark were the Financials and Consumer Staples sectors.

NVR, Inc., Reynolds American, Inc., and UnitedHealth Group, Inc. were the largest individual contributors to return. The largest detractors from return were O’Reilly Automotive, Inc., Simon Property Group, and Kroger Co.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	2.3%
American Financial Group, Inc.	1.4%
Allstate Corp.	1.4%
Vantiv, Inc. — Class A	1.3%
Avery Dennison Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Progressive Corp.	1.3%
Monster Beverage Corp.	1.3%
Cigna Corp.	1.2%
Constellation Brands, Inc. — Class A	1.2%
Top Ten Total	14.0%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2017

Cumulative Fund Performance*

Average Annual Returns*
Periods Ended September 30, 2017

	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	18.34%	11.75%	11.06%
A-Class Shares with sales charge‡	12.72%	10.44%	10.18%
P-Class Shares**	18.28%	11.88%	11.20%
Guggenheim RBP Large-Cap Defensive Index TR	20.05%	13.50%	12.82%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	13.05%
			Since Inception (04/18/11)
C-Class Shares	17.35%	11.04%	10.42%
C-Class Shares with CDSC§	16.35%	11.04%	10.42%
Guggenheim RBP Large-Cap Defensive Index	20.05%	13.50%	12.88%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.98%
			Since Inception (02/15/11)
Institutional Class Shares	18.58%	12.16%	11.46%
Guggenheim RBP Large-Cap Defensive Index	20.05%	13.50%	12.81%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.40%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim Large-Cap Defensive Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡
Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2017
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

COMMON STOCKS† - 96.9%

Consumer, Non-cyclical - 29.7%
Vantiv, Inc. — Class A*	3,954	$278,639
Avery Dennison Corp.	2,817	277,025
UnitedHealth Group, Inc.	1,391	272,427
Monster Beverage Corp.*	4,833	267,023
Cigna Corp.	1,416	264,707
Constellation Brands, Inc. — Class A	1,298	258,886
Intuitive Surgical, Inc.*	241	252,057
AbbVie, Inc.	2,802	248,986
Estee Lauder Companies, Inc. — Class A	2,273	245,120
Allergan plc	1,191	244,095
Zoetis, Inc.	3,825	243,882
Clorox Co.	1,717	226,489
Quintiles IMS Holdings, Inc.*	2,252	214,098
Live Nation Entertainment, Inc.*	4,908	213,743
McCormick & Company, Inc.	2,039	209,283
Bristol-Myers Squibb Co.	3,259	207,729
Gartner, Inc.*	1,629	202,664
US Foods Holding Corp.*	7,359	196,485
Laboratory Corporation of America Holdings*	1,283	193,695
Pfizer, Inc.	5,402	192,851
Eli Lilly & Co.	2,219	189,813
Hershey Co.	1,710	186,681
Altria Group, Inc.	2,909	184,489
Danaher Corp.	2,131	182,797
Johnson & Johnson	1,400	182,014
Alexion Pharmaceuticals, Inc.*	1,240	173,960
Church & Dwight Company, Inc.	3,554	172,191
Perrigo Company plc	1,994	168,792
Automatic Data Processing, Inc.	1,481	161,903
Total Consumer, Non-cyclical		6,312,524

Industrial - 15.8%
Northrop Grumman Corp.	879	252,907
Lennox International, Inc.	1,386	248,052
Raytheon Co.	1,283	239,382
L3 Technologies, Inc.	1,222	230,261
General Dynamics Corp.	1,120	230,250
Harris Corp.	1,680	221,222
Waste Management, Inc.	2,703	211,564
FLIR Systems, Inc.	5,068	197,196
Spirit AeroSystems Holdings, Inc. — Class A	2,439	189,559
Rockwell Collins, Inc.	1,411	184,432
Amphenol Corp. — Class A	2,025	171,396
Kansas City Southern	1,535	166,824
Deere & Co.	1,327	166,658
Berry Global Group, Inc.*	2,937	166,381
United Parcel Service, Inc. — Class B	1,372	164,763
Honeywell International, Inc.	1,122	159,032
3M Co.	757	158,894
Total Industrial		3,358,773

Consumer, Cyclical - 13.2%
Home Depot, Inc.	1,560	255,154
Costco Wholesale Corp.	1,512	248,406
Burlington Stores, Inc.*	2,577	246,000
NVR, Inc.*	85	242,675
Ross Stores, Inc.	3,507	226,447
Darden Restaurants, Inc.	2,833	223,184
Carter’s, Inc.	2,229	220,114
Ulta Beauty, Inc.*	947	214,079
TJX Companies, Inc.	2,770	204,232
Dollar General Corp.	2,500	202,625
Starbucks Corp.	3,428	184,118
CVS Health Corp.	2,182	177,440
Vail Resorts, Inc.	760	173,371
Total Consumer, Cyclical		2,817,845

Financial - 12.8%
American Financial Group, Inc.	2,798	289,453
Allstate Corp.	3,133	287,954
Progressive Corp.	5,580	270,184
Simon Property Group, Inc. REIT	1,507	242,642
Digital Realty Trust, Inc. REIT	1,889	223,525
Intercontinental Exchange, Inc.	3,231	221,970
Arch Capital Group Ltd.*	2,242	220,837
Mid-America Apartment Communities, Inc. REIT	2,019	215,791
Extra Space Storage, Inc. REIT	2,537	202,757
CME Group, Inc. — Class A	1,464	198,636
Nasdaq, Inc.	2,269	176,006
CBOE Holdings, Inc.	1,629	175,329
Total Financial		2,725,084

Technology - 9.3%
Cognizant Technology Solutions Corp. — Class A	3,355	243,372
VMware, Inc. — Class A*	2,228	243,275
Oracle Corp.	4,319	208,824
Tyler Technologies, Inc.*	1,171	204,129
Fiserv, Inc.*	1,544	199,114
Broadridge Financial Solutions, Inc.	2,359	190,654
Jack Henry & Associates, Inc.	1,838	188,928
Intuit, Inc.	1,183	168,152
Fidelity National Information Services, Inc.	1,773	165,580
Paychex, Inc.	2,685	160,993
Total Technology		1,973,021

Communications - 7.9%
FactSet Research Systems, Inc.	1,352	243,508
AT&T, Inc.	5,702	223,347
Verizon Communications, Inc.	4,138	204,790
Comcast Corp. — Class A	4,739	182,357
Motorola Solutions, Inc.	2,115	179,500
Walt Disney Co.	1,762	173,680
Scripps Networks Interactive, Inc. — Class A	1,958	168,173
Level 3 Communications, Inc.*	3,023	161,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2017
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value

F5 Networks, Inc.*	1,232	$148,530
Total Communications		1,684,981

Utilities - 4.4%
NextEra Energy, Inc.	1,434	210,153
Eversource Energy	3,348	202,353
DTE Energy Co.	1,774	190,457
PPL Corp.	4,852	184,133
PG&E Corp.	2,316	157,696
Total Utilities		944,792

Basic Materials - 2.4%
Newmont Mining Corp.	4,971	186,462
Royal Gold, Inc.	2,123	182,663
Ashland Global Holdings, Inc.	2,330	152,359
Total Basic Materials		521,484

Energy - 1.4%
Chevron Corp.	1,347	158,273
Schlumberger Ltd.	2,098	146,356
Total Energy		304,629

Total Common Stocks
(Cost $18,450,213)		20,643,133

EXCHANGE-TRADED FUNDS† - 2.3%
SPDR S&P 500 ETF Trust	1,956	491,406
Total Exchange-Traded Funds
(Cost $489,156)		491,406

Total Investments - 99.2%
(Cost $18,939,369)		$21,134,539
Other Assets & Liabilities, net - 0.8%		173,322
Total Net Assets - 100.0%		$21,307,861

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,643,133	$—	$—	$20,643,133
Exchange-Traded Funds	491,406	—	—	491,406
Total Assets	$21,134,539	$—	$—	$21,134,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

34 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments, at value (cost $18,939,369)	$21,134,539
Cash	148,242
Prepaid expenses	23,637
Receivables:
Dividends	14,154
Securities sold	9,989
Fund shares sold	5,124
Investment Adviser	1,648
Total assets	21,337,333

Liabilities:
Payable for:
Distribution and service fees	5,972
Transfer agent/maintenance fees	5,115
Legal fees	4,866
Professional fees	3,214
Trustees’ fees*	2,297
Direct shareholders expense	1,812
Custodian fees	1,713
Pricing fees	1,737
Fund accounting/administration fees	1,228
Fund shares redeemed	1,054
Miscellaneous	464
Total liabilities	29,472
Net assets	$21,307,861

Net assets consist of:
Paid in capital	$16,907,073
Undistributed net investment income	64,505
Accumulated net realized gain on investments	2,141,113
Net unrealized appreciation on investments	2,195,170
Net assets	$21,307,861

A-Class:
Net assets	$3,968,097
Capital shares outstanding	337,110
Net asset value per share	$11.77
Maximum offering price per share (Net asset value divided by 95.25%)	$12.36

C-Class:
Net assets	$5,881,302
Capital shares outstanding	510,348
Net asset value per share	$11.52

P-Class:
Net assets	$895,643
Capital shares outstanding	74,335
Net asset value per share	$12.05

Institutional Class:
Net assets	$10,562,819
Capital shares outstanding	868,707
Net asset value per share	$12.16

STATEMENT OF OPERATIONS
Year Ended September 30, 2017

Investment Income:
Dividends	$404,604
Total investment income	404,604

Expenses:
Management fees	169,032
Distribution and service fees:
A-Class	13,686
C-Class	70,351
P-Class	2,067
Recoupment of previously waived fees
A-Class	8,165
C-Class	10,926
P-Class	1,273
Institutional Class	15,608
Transfer agent/maintenance fees
A-Class	5,488
C-Class	10,027
P-Class	1,175
Institutional Class	12,775
Registration fees	51,424
Fund accounting/administration fees	15,289
Trustees’ fees*	6,271
Line of credit fees	2,967
Custodian fees	451
Tax expense	81
Miscellaneous	36,897
Total expenses	433,953
Less:
Expenses waived by Adviser	(103,829)
Expenses reimbursed by Adviser:
A-Class	(7,931)
C-Class	(9,064)
P-Class	(953)
Institutional Class	(11,552)
Total expenses waived/reimbursed	(133,329)
Net expenses	300,624
Net investment income	103,980

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,596,096
Net realized gain	2,596,096
Net change in unrealized appreciation (depreciation) on:
Investments	1,015,736
Net change in unrealized appreciation (depreciation)	1,015,736
Net realized and unrealized gain	3,611,832
Net increase in net assets resulting from operations	$3,715,812

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 35

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$103,980	$31,922
Net realized gain on investments	2,596,096	1,184,878
Net change in unrealized appreciation (depreciation) on investments	1,015,736	1,996,528
Net increase in net assets resulting from operations	3,715,812	3,213,328

Distributions to shareholders from:
Net investment income
A-Class	(11,608)	(28,239)
C-Class	—	(26,386)
P-Class*	—	(1,547)
Institutional Class	(59,772)	(39,673)
Net realized gains
A-Class	(238,445)	(565,249)
C-Class	(336,996)	(657,324)
P-Class*	(34,496)	(40,053)
Institutional Class	(434,129)	(1,018,154)
Total distributions to shareholders	(1,115,446)	(2,376,625)

Capital share transactions:
Proceeds from sale of shares
A-Class	283,256	903,298
C-Class	100,800	4,244,739
P-Class*	385,963	357,818
Institutional Class	1,226,364	1,743,717
Distributions reinvested
A-Class	214,492	494,985
C-Class	290,958	576,992
P-Class*	34,496	41,600
Institutional Class	369,824	744,906
Cost of shares redeemed
A-Class	(2,767,443)	(4,530,821)
C-Class	(3,219,489)	(5,789,098)
P-Class*	(409,594)	(17,950,416)
Institutional Class	(2,564,898)	(6,034,565)
Net decrease from capital share transactions	(6,055,271)	(25,196,845)
Net decrease in net assets	(3,454,905)	(24,360,142)

Net assets:
Beginning of year	24,762,766	49,122,908
End of year	$21,307,861	$24,762,766
Undistributed net investment income at end of year	$64,505	$31,905

36 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2017	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	26,642	85,209
C-Class	9,791	432,534
P-Class*	33,230	32,626
Institutional Class	108,181	165,772
Shares issued from reinvestment of distributions
A-Class	21,091	50,252
C-Class	29,067	59,118
P-Class*	3,314	4,139
Institutional Class	35,289	73,390
Shares redeemed
A-Class	(262,732)	(427,677)
C-Class	(301,018)	(565,482)
P-Class*	(35,269)	(1,586,053)
Institutional Class	(229,077)	(559,042)
Net decrease in shares	(561,491)	(2,235,214)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 37

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.43	$10.59	$12.70	$13.34	$12.18
Income (loss) from investment operations:
Net investment income (loss)[a]	.07	.02	.04	.03	.02
Net gain (loss) on investments (realized and unrealized)	1.76	.84	.14	1.45	2.17
Total from investment operations	1.83	.86	.18	1.48	2.19
Less distributions from:
Net investment income	(.02)	(.05)	(.07)	(.01)	(.06)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(.49)	(1.02)	(2.29)	(2.12)	(1.03)
Net asset value, end of period	$11.77	$10.43	$10.59	$12.70	$13.34

Total Return[e]	18.34%	8.66%	1.39%	11.66%	19.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,968	$5,761	$8,941	$9,646	$11,510
Ratios to average net assets:
Net investment income (loss)	0.61%	0.20%	0.36%	0.24%	0.13%
Total expenses[b]	1.86%	1.95%	1.67%	1.61%	1.77%
Net expenses[c,d,f]	1.21%	1.41%	1.50%	1.51%	1.51%
Portfolio turnover rate	107%	103%	135%	236%	283%

C-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.28	$10.50	$12.64	$13.35	$12.20
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.05)	(.02)	(.04)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.73	.84	.13	1.45	2.18
Total from investment operations	1.71	.79	.11	1.41	2.12
Less distributions from:
Net investment income	—	(.04)	(.03)	(.01)	—
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(.47)	(1.01)	(2.25)	(2.12)	(.97)
Net asset value, end of period	$11.52	$10.28	$10.50	$12.64	$13.35

Total Return[e]	17.35%	8.01%	0.77%	11.05%	19.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,881	$7,939	$8,885	$14,202	$11,429
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.48%)	(0.21%)	(0.33%)	(0.51%)
Total expenses[b]	2.54%	2.63%	2.36%	2.28%	2.45%
Net expenses[c,d,f]	1.96%	2.05%	2.10%	2.11%	2.11%
Portfolio turnover rate	107%	103%	135%	236%	283%

38 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.65	$10.76	$12.87	$13.47	$12.29
Income (loss) from investment operations:
Net investment income (loss)[a]	.06	.02	.06	.05	.04
Net gain (loss) on investments (realized and unrealized)	1.81	.88	.14	1.47	2.18
Total from investment operations	1.87	.90	.20	1.52	2.22
Less distributions from:
Net investment income	—	(.04)	(.09)	(.01)	(.07)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(.47)	(1.01)	(2.31)	(2.12)	(1.04)
Net asset value, end of period	$12.05	$10.65	$10.76	$12.87	$13.47

Total Return[e]	18.28%	8.89%	1.48%	11.86%	19.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$896	$778	$17,458	$22,666	$27,970
Ratios to average net assets:
Net investment income (loss)	0.56%	0.14%	0.54%	0.35%	0.28%
Total expenses[b]	1.80%	1.74%	1.61%	1.53%	1.70%
Net expenses[c,d,f]	1.21%	1.43%	1.35%	1.36%	1.36%
Portfolio turnover rate	107%	103%	135%	236%	283%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 39

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.78	$10.86	$12.96	$13.52	$12.33
Income (loss) from investment operations:
Net investment income (loss)[a]	.09	.06	.09	.08	.06
Net gain (loss) on investments (realized and unrealized)	1.83	.87	.14	1.48	2.20
Total from investment operations	1.92	.93	.23	1.56	2.26
Less distributions from:
Net investment income	(.07)	(.04)	(.11)	(.01)	(.10)
Net realized gains	(.47)	(.97)	(2.22)	(2.11)	(.97)
Total distributions	(.54)	(1.01)	(2.33)	(2.12)	(1.07)
Net asset value, end of period	$12.16	$10.78	$10.86	$12.96	$13.52

Total Return[e]	18.58%	9.11%	1.75%	12.15%	20.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,563	$10,285	$13,839	$19,731	$24,546
Ratios to average net assets:
Net investment income (loss)	0.82%	0.53%	0.79%	0.64%	0.50%
Total expenses[b]	1.54%	1.62%	1.36%	1.28%	1.45%
Net expenses[c,d,f]	0.96%	1.06%	1.10%	1.11%	1.11%
Portfolio turnover rate	107%	103%	135%	236%	283%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursement is 0.18 % for A-Class, 0.16 % for C-Class, 0.15 % for P-Class and 0.15 % for Institutional Class.

[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

	09/30/17	09/30/16
A-Class	1.20%	1.39%
C-Class	1.95%	2.04%
P-Class	1.20%	1.42%
Institutional Class	0.95%	1.05%

40 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2017

To Our Shareholders

Guggenheim RBP® Large-Cap Market Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Scott Hammond, Managing Director and Senior Portfolio Manager; Gennadiy Khayutin, Managing Director and Senior Portfolio Manager; and Gary McDaniel, CFA, Senior Managing Director, Risk Management. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2017.

For the fiscal year ended September 30, 2017, Guggenheim RBP® Large-Cap Market Fund returned 19.11%1, compared with the 18.67% return of its benchmark, the Dow Jones U.S. Large-Cap Total Stock Market Index. The S&P 500 Index returned 18.61%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RBP® Large-Cap Market IndexSM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM with beta factors closest to 1.0 that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Information Technology and Utilities sectors. The largest detractors relative to the benchmark were the Financials and Industrials sectors.

Arista Networks, Inc., Lam Research Corp., and NRG Energy, Inc. were the largest individual contributors to return. The largest detractors from return were Range Resources Corp., Acuity Brands, Inc., and Frontier Communications Corp.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 41

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Cintas Corp.	1.5%
Northern Trust Corp.	1.3%
Centene Corp.	1.3%
American Financial Group, Inc.	1.3%
KLA-Tencor Corp.	1.3%
Facebook, Inc. — Class A	1.3%
Vantiv, Inc. — Class A	1.3%
Avery Dennison Corp.	1.2%
Monster Beverage Corp.	1.2%
ABIOMED, Inc.	1.2%
Top Ten Total	12.9%

“Ten Largest Holdings” excludes any temporary cash investments.

42 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2017

Cumulative Fund Performance*

Average Annual Returns*
Periods Ended September 30, 2017

	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	19.11%	12.69%	11.75%
A-Class Shares with sales charge‡	13.43%	11.36%	10.86%
P-Class Shares**	19.16%	12.81%	11.87%
Guggenheim RBP Large-Cap Market Index	20.92%	14.39%	13.46%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	13.05%
			Since Inception (04/18/11)
C-Class Shares	18.24%	11.96%	10.34%
C-Class Shares with CDSC§	17.24%	11.96%	10.34%
Guggenheim RBP Large-Cap Market Index	20.92%	14.39%	12.70%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.98%
			Since Inception (02/15/11)
Institutional Class Shares	19.49%	13.10%	11.26%
Guggenheim RBP Large-Cap Market Index	20.92%	14.39%	12.54%
Dow Jones U.S. Large-Cap Total Stock Market Index	18.67%	14.19%	12.40%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim
RBP Large-Cap Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡
Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS	September 30, 2017
RBP® LARGE-CAP MARKET FUND

	Shares	Value

COMMON STOCKS† - 98.5%

Consumer, Non-cyclical - 27.8%
Cintas Corp.	2,034	$293,466
Centene Corp.*	2,743	265,440
Vantiv, Inc. — Class A*	3,585	252,635
Avery Dennison Corp.	2,554	251,160
Monster Beverage Corp.*	4,532	250,394
ABIOMED, Inc.*	1,480	249,528
UnitedHealth Group, Inc.	1,262	247,163
Celgene Corp.*	1,621	236,374
PayPal Holdings, Inc.*	3,529	225,962
Constellation Brands, Inc. — Class A	1,121	223,583
Estee Lauder Companies, Inc. — Class A	2,061	222,258
Allergan plc	1,028	210,688
Regeneron Pharmaceuticals, Inc.*	439	196,286
Quintiles IMS Holdings, Inc.*	2,042	194,133
Tyson Foods, Inc. — Class A	2,696	189,933
McCormick & Company, Inc.	1,849	189,781
Bristol-Myers Squibb Co.	2,955	188,352
Moody’s Corp.	1,345	187,237
S&P Global, Inc.	1,194	186,634
Sysco Corp.	3,438	185,480
Edwards Lifesciences Corp.*	1,686	184,297
MarketAxess Holdings, Inc.	954	176,023
Global Payments, Inc.	1,812	172,194
Molson Coors Brewing Co. — Class B	2,082	169,974
Universal Health Services, Inc. — Class B	1,529	169,627
TreeHouse Foods, Inc.*	2,431	164,652
Herbalife Ltd.*	2,060	139,730
Total Consumer, Non-cyclical		5,622,984

Financial - 16.9%
Northern Trust Corp.	2,940	270,274
American Financial Group, Inc.	2,537	262,452
First Republic Bank	2,374	247,988
FNF Group	5,031	238,771
Fifth Third Bancorp	8,440	236,151
Bank of New York Mellon Corp.	4,385	232,493
Equinix, Inc. REIT	505	225,382
Cincinnati Financial Corp.	2,880	220,522
JPMorgan Chase & Co.	2,282	217,954
Citigroup, Inc.	2,813	204,618
American Tower Corp. — Class A REIT	1,427	195,042
Visa, Inc. — Class A	1,845	194,168
U.S. Bancorp	3,580	191,852
Signature Bank*	1,415	181,177
Liberty Property Trust REIT	3,908	160,462
American Campus Communities, Inc. REIT	3,354	148,079
Total Financial		3,427,385

Communications - 12.2%
Facebook, Inc. — Class A*	1,490	254,596
Alphabet, Inc. — Class C*	258	247,450
CDW Corp.	3,518	232,188
AT&T, Inc.	5,170	202,510
Juniper Networks, Inc.	7,216	200,821
Amazon.com, Inc.*	207	198,999
Verizon Communications, Inc.	3,752	185,686
VeriSign, Inc.*	1,594	169,586
Twenty-First Century Fox, Inc. — Class A	6,313	166,536
Comcast Corp. — Class A	4,297	165,349
Walt Disney Co.	1,598	157,515
Scripps Networks Interactive, Inc. — Class A	1,775	152,455
Level 3 Communications, Inc.*	2,741	146,068
Total Communications		2,479,759

Industrial - 11.5%
Lennox International, Inc.	1,257	224,966
TransDigm Group, Inc.	879	224,716
WestRock Co.	3,897	221,077
Northrop Grumman Corp.	759	218,379
Raytheon Co.	1,105	206,171
Hubbell, Inc.	1,741	201,991
General Dynamics Corp.	967	198,796
Johnson Controls International plc	4,508	181,627
Jabil, Inc.	6,189	176,696
FedEx Corp.	718	161,966
CSX Corp.	2,980	161,695
Agilent Technologies, Inc.	2,483	159,409
Total Industrial		2,337,489

Consumer, Cyclical - 11.2%
NIKE, Inc. — Class B	4,484	232,495
Home Depot, Inc.	1,414	231,274
Costco Wholesale Corp.	1,371	225,242
Burlington Stores, Inc.*	2,337	223,090
Lennar Corp. — Class A	3,965	209,352
Darden Restaurants, Inc.	2,569	202,386
Lear Corp.	1,157	200,254
Southwest Airlines Co.	3,443	192,739
TJX Companies, Inc.	2,591	191,034
Ulta Beauty, Inc.*	818	184,917
Wyndham Worldwide Corp.	1,687	177,827
Total Consumer, Cyclical		2,270,610

Technology - 9.1%
KLA-Tencor Corp.	2,459	260,654
IPG Photonics Corp.*	1,311	242,614
salesforce.com, Inc.*	2,493	232,896
Intel Corp.	5,539	210,925
Red Hat, Inc.*	1,894	209,969
Texas Instruments, Inc.	2,086	186,989
Analog Devices, Inc.	2,149	185,179
Apple, Inc.	1,059	163,213
Intuit, Inc.	1,022	145,267
Total Technology		1,837,706

Energy - 6.0%
Diamondback Energy, Inc.*	1,924	188,476
Parsley Energy, Inc. — Class A*	6,862	180,746
Andeavor	1,696	174,942
Pioneer Natural Resources Co.	1,176	173,507

44 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2017
RBP® LARGE-CAP MARKET FUND

	Shares	Value

Equities Corp.	2,613	$170,472
Antero Resources Corp.*	8,426	167,677
ONEOK, Inc.	2,823	156,422
Total Energy		1,212,242

Utilities - 3.0%
Exelon Corp.	4,105	154,636
Sempra Energy	1,352	154,304
CenterPoint Energy, Inc.	5,235	152,914
NiSource, Inc.	5,677	145,274
Total Utilities		607,128

Basic Materials - 0.8%
Royal Gold, Inc.	1,926	165,713

Total Common Stocks
(Cost $17,234,979)		19,961,016

EXCHANGE-TRADED FUNDS† - 1.2%
SPDR S&P 500 ETF Trust	978	245,703
Total Exchange-Traded Funds
(Cost $244,115)		245,703

Total Investments - 99.7%
(Cost $17,479,094)		$20,206,719
Other Assets & Liabilities, net - 0.3%		53,196
Total Net Assets - 100.0%		$20,259,915

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,961,016	$—	$—	$19,961,016
Exchange-Traded Funds	245,703	—	—	245,703
Total Assets	$20,206,719	$—	$—	$20,206,719

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 45

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments, at value (cost $17,479,094)	$20,206,719
Cash	154,419
Prepaid expenses	23,772
Receivables:
Securities sold	21,530
Dividends	18,340
Investment Adviser	3,720
Total assets	20,428,500

Liabilities:
Payable for:
Fund shares redeemed	125,714
Professional fees	10,763
Distribution and service fees	9,123
Transfer agent/maintenance fees	4,207
Trustees’ fees*	2,928
Fund accounting/administration fees	1,183
Miscellaneous	14,667
Total liabilities	168,585
Net assets	$20,259,915

Net assets consist of:
Paid in capital	$15,760,440
Accumulated net investment loss	—
Accumulated net realized gain on investments	1,771,850
Net unrealized appreciation on investments	2,727,625
Net assets	$20,259,915

A-Class:
Net assets	$4,290,414
Capital shares outstanding	377,584
Net asset value per share	$11.36
Maximum offering price per share (Net asset value divided by 95.25%)	$11.93

C-Class:
Net assets	$9,308,996
Capital shares outstanding	847,940
Net asset value per share	$10.98

P-Class:
Net assets	$162,617
Capital shares outstanding	13,966
Net asset value per share	$11.64

Institutional Class:
Net assets	$6,497,888
Capital shares outstanding	545,610
Net asset value per share	$11.91

STATEMENT OF OPERATIONS
Year Ended September 30, 2017

Investment Income:
Dividends	$283,930
Total investment income	283,930

Expenses:
Management fees	162,964
Distribution and service fees:
A-Class	14,666
C-Class	94,476
P-Class	821
Recoupment of previously waived fees
A-Class	8,463
C-Class	12,916
P-Class	490
Institutional Class	10,330
Transfer agent/maintenance fees
A-Class	5,930
C-Class	15,170
P-Class	549
Institutional Class	10,536
Registration fees	51,794
Fund accounting/administration fees	14,737
Trustees’ fees*	6,736
Custodian fees	3,367
Line of credit fees	2,939
Tax expense	81
Miscellaneous	42,457
Total expenses	459,422
Less:
Expenses waived by Adviser	(102,063)
Expenses reimbursed by Adviser:
A-Class	(10,040)
C-Class	(17,697)
P-Class	(595)
Institutional Class	(12,390)
Total expenses waived/reimbursed	(142,785)
Net expenses	316,637
Net investment loss	(32,707)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,228,562
Net realized gain	2,228,562
Net change in unrealized appreciation (depreciation) on:
Investments	1,562,120
Net change in unrealized appreciation (depreciation)	1,562,120
Net realized and unrealized gain	3,790,682
Net increase in net assets resulting from operations	$3,757,975

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(32,707)	$(75,735)
Net realized gain on investments	2,228,562	1,780,938
Net change in unrealized appreciation (depreciation) on investments	1,562,120	2,394,240
Net increase in net assets resulting from operations	3,757,975	4,099,443

Distributions to shareholders from:
Net investment income
A-Class	—	(8,904)
C-Class	—	(19,239)
P-Class*	—	(970)
Institutional Class	—	(21,515)
Net realized gains
A-Class	(321,350)	(188,979)
C-Class	(630,785)	(415,421)
P-Class*	(22,429)	(20,275)
Institutional Class	(443,611)	(439,440)
Total distributions to shareholders	(1,418,175)	(1,114,743)

Capital share transactions:
Proceeds from sale of shares
A-Class	193,036	1,117,169
C-Class	462,455	946,556
P-Class*	651,165	37,904
Institutional Class	623,093	2,020,540
Distributions reinvested
A-Class	294,117	181,296
C-Class	555,115	393,154
P-Class*	21,622	20,852
Institutional Class	369,271	385,377
Cost of shares redeemed
A-Class	(1,792,088)	(2,633,453)
C-Class	(2,769,940)	(5,175,224)
P-Class*	(923,312)	(16,881,992)
Institutional Class	(2,879,579)	(9,559,148)
Net decrease from capital share transactions	(5,195,045)	(29,146,969)
Net decrease in net assets	(2,855,245)	(26,162,269)

Net assets:
Beginning of year	23,115,160	49,277,429
End of year	$20,259,915	$23,115,160
Accumulated net investment loss at end of year	$—	$(67,140)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2017	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	18,147	117,661
C-Class	45,620	98,356
P-Class*	56,939	3,794
Institutional Class	58,239	203,589
Shares issued from reinvestment of distributions
A-Class	29,471	18,575
C-Class	57,228	41,082
P-Class*	2,114	2,089
Institutional Class	35,371	37,968
Shares redeemed
A-Class	(167,531)	(271,781)
C-Class	(274,153)	(543,174)
P-Class*	(82,013)	(1,601,189)
Institutional Class	(261,412)	(947,523)
Net decrease in shares	(481,980)	(2,840,553)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.17	$9.53	$12.92	$14.26	$12.27
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.01)	(.01)	(.04)	(—)[g]
Net gain (loss) on investments (realized and unrealized)	1.84	.97	(.11)	1.63	2.84
Total from investment operations	1.85	.96	(.12)	1.59	2.84
Less distributions from:
Net investment income	—	(.01)	—	—	(.05)
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.85)
Net asset value, end of period	$11.36	$10.17	$9.53	$12.92	$14.26

Total Return[e]	19.11%	10.26%	(0.83%)	11.67%	24.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,290	$5,059	$6,031	$14,724	$29,504
Ratios to average net assets:
Net investment income (loss)	0.09%	(0.11%)	(0.07%)	(0.28%)	(0.00%)[h]
Total expenses[b]	1.91%	1.92%	1.66%	1.58%	1.72%
Net expenses[c,d,f]	1.21%	1.40%	1.51%	1.51%	1.51%
Portfolio turnover rate	98%	85%	134%	268%	284%

C-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.92	$9.36	$12.81	$14.23	$12.28
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.07)	(.07)	(.12)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.79	.95	(.11)	1.63	2.84
Total from investment operations	1.72	.88	(.18)	1.51	2.76
Less distributions from:
Net investment income	—	(.01)	—	—	(.01)
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.81)
Net asset value, end of period	$10.98	$9.92	$9.36	$12.81	$14.23

Total Return[e]	18.24%	9.57%	(1.44%)	11.04%	24.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,309	$10,108	$13,316	$15,655	$14,483
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.77%)	(0.67%)	(0.89%)	(0.63%)
Total expenses[b]	2.62%	2.58%	2.33%	2.22%	2.37%
Net expenses[c,d,f]	1.96%	2.06%	2.11%	2.11%	2.11%
Portfolio turnover rate	98%	85%	134%	268%	284%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.41	$9.74	$13.12	$14.41	$12.39
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.03)	.01	(.02)	.02
Net gain (loss) on investments (realized and unrealized)	1.88	1.02	(.12)	1.66	2.86
Total from investment operations	1.89	.99	(.11)	1.64	2.88
Less distributions from:
Net investment income	—	(.01)	—	—	(.06)
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(.66)	(.32)	(3.27)	(2.93)	(.86)
Net asset value, end of period	$11.64	$10.41	$9.74	$13.12	$14.41

Total Return[e]	19.16%	10.36%	(0.72%)	11.92%	25.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163	$384	$15,896	$26,877	$35,741
Ratios to average net assets:
Net investment income (loss)	0.11%	(0.27%)	0.11%	(0.15%)	0.18%
Total expenses[b]	1.86%	1.75%	1.58%	1.47%	1.62%
Net expenses[c,d,f]	1.21%	1.43%	1.36%	1.36%	1.36%
Portfolio turnover rate	98%	85%	134%	268%	284%

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$10.60	$9.89	$13.24	$14.49	$12.44
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.02	.04	.01	.06
Net gain (loss) on investments (realized and unrealized)	1.93	1.02	(.12)	1.67	2.87
Total from investment operations	1.97	1.04	(.08)	1.68	2.93
Less distributions from:
Net investment income	—	(.02)	—	—	(.08)
Net realized gains	(.66)	(.31)	(3.27)	(2.93)	(.80)
Total distributions	(.66)	(.33)	(3.27)	(2.93)	(.88)
Net asset value, end of period	$11.91	$10.60	$9.89	$13.24	$14.49

Total Return[e]	19.49%	10.61%	(0.44%)	12.18%	25.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,498	$7,564	$14,035	$53,644	$42,788
Ratios to average net assets:
Net investment income (loss)	0.34%	0.23%	0.36%	0.11%	0.45%
Total expenses[b]	1.60%	1.59%	1.33%	1.22%	1.37%
Net expenses[c,d,f]	0.96%	1.07%	1.11%	1.11%	1.11%
Portfolio turnover rate	98%	85%	134%	268%	284%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016 .
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursement is 0.18 % for A-Class, 0.14 % for C-Class, 0.15 % for P-Class and 0.14 % for Institutional Class.

[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

	09/30/17	09/30/16
A-Class	1.20%	1.39%
C-Class	1.95%	2.05%
P-Class	1.20%	1.42%
Institutional Class	0.95%	1.05%

[g]	Less than $0.01 per share.
[h]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2017

To Our Shareholders

Guggenheim RBP® Large-Cap Value Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Scott Hammond, Managing Director and Senior Portfolio Manager; Gennadiy Khayutin, Managing Director and Senior Portfolio Manager; and Gary McDaniel, CFA, Senior Managing Director, Risk Management. The following paragraphs discuss the Fund for the fiscal year ended September 30, 2017.

For the fiscal year ended September 30, 2017, Guggenheim RBP® Large-Cap Value Fund returned 18.07%1, compared with the 16.90% return of its benchmark, the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The S&P 500 Value Index returned 16.47%.

Strategy Overview

The Fund invests in U.S. large-capitalization companies believed to have a high Required Business Performance® (“RBP®”) Probability, while avoiding companies believed to have the most behavioral risk. The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Guggenheim RPB® Large-Cap Value IndexSM (the “Index”), which consists of 100 stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that were selected for inclusion in the Index by applying RBP® methodology.

The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Fund also may invest up to 20% of its net assets in common stocks and REITS not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in ETFs, cash and cash equivalents.

RBP® methodology quantifies the probability of whether a stock can perform according to market expectations by measuring the likelihood that the company’s management can achieve the RBP® to support its current valuation or if investors’ systematic behavioral biases might have caused misalignment between the stock price and management’s ability to deliver. RBP® cannot guarantee nor does it predict profit, performance, or future stock prices.

Performance Review

The largest relative contribution to Fund performance for the period came from the Utilities and Financials sectors. The largest detractors relative to the benchmark were the Consumer Staples and Consumer Discretionary sectors.

NRG Energy, Inc., Reynolds American, Inc., and Applied Materials, Inc. were the largest individual contributors to return. The largest detractors from return were Foot Locker, Inc., Range Resources Corp., and Newell Brands.

Performance displayed represents past performance which is no guarantee of future results.

[1]	Performance figures are based on A-Class shares and do not reflect taxes that a shareholder would pay on distributions or the redemption of shares.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2017

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares S&P 500 Value ETF	2.2%
Applied Materials, Inc.	1.5%
Delta Air Lines, Inc.	1.5%
KLA-Tencor Corp.	1.4%
Citizens Financial Group, Inc.	1.3%
Avery Dennison Corp.	1.3%
Western Digital Corp.	1.3%
FNF Group	1.3%
Fifth Third Bancorp	1.3%
Regions Financial Corp.	1.2%
Top Ten Total	14.3%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2017

Cumulative Fund Performance*

Average Annual Returns*
Periods Ended September 30, 2017

	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	18.07%	13.14%	11.39%
A-Class Shares with sales charge‡	12.48%	11.80%	10.38%
C-Class Shares	17.14%	12.34%	10.62%
C-Class Shares with CDSC§	16.14%	12.34%	10.62%
P-Class Shares**	18.09%	13.22%	11.48%
Guggenheim RBP Large-Cap Value Index	19.78%	15.03%	13.21%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	16.90%	13.16%	12.17%
			Since Inception (02/10/11)
Institutional Class Shares	18.42%	13.53%	11.49%
Guggenheim RBP Large-Cap Value Index	19.78%	15.03%	12.91%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	16.90%	13.16%	11.82%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and
Guggenheim RBP Large-Cap Value Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares eff ective May 9, 2016.
‡
Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception (based on subscriptions made prior to May 9, 2016), and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2017
RBP® LARGE-CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 95.6%

Consumer, Non-cyclical - 21.8%
Avery Dennison Corp.	548	$53,890
AbbVie, Inc.	545	48,428
Anthem, Inc.	225	42,723
Zimmer Biomet Holdings, Inc.	364	42,621
Abbott Laboratories	783	41,781
McCormick & Company, Inc.	397	40,748
Bristol-Myers Squibb Co.	634	40,411
Sysco Corp.	737	39,761
Lamb Weston Holdings, Inc.	831	38,966
Service Corporation International	1,086	37,467
Eli Lilly & Co.	432	36,953
Mondelez International, Inc. — Class A	893	36,309
Pinnacle Foods, Inc.	617	35,274
Johnson & Johnson	270	35,103
Pfizer, Inc.	981	35,022
Colgate-Palmolive Co.	465	33,876
General Mills, Inc.	652	33,748
Altria Group, Inc.	516	32,725
Conagra Brands, Inc.	957	32,289
Kimberly-Clark Corp.	257	30,244
Hormel Foods Corp.	903	29,022
Dr Pepper Snapple Group, Inc.	307	27,160
Edgewell Personal Care Co.*	368	26,779
Merck & Company, Inc.	393	25,164
Total Consumer, Non-cyclical		876,464

Financial - 20.9%
Citizens Financial Group, Inc.	1,436	54,380
FNF Group	1,080	51,257
Fifth Third Bancorp	1,812	50,700
Regions Financial Corp.	3,299	50,244
Cullen/Frost Bankers, Inc.	526	49,928
Ally Financial, Inc.	2,058	49,927
KeyCorp	2,614	49,195
Progressive Corp.	1,016	49,195
Cincinnati Financial Corp.	618	47,320
JPMorgan Chase & Co.	490	46,800
Citigroup, Inc.	604	43,935
Bank of America Corp.	1,679	42,546
Chubb Ltd.	292	41,625
Realty Income Corp. REIT	714	40,834
U.S. Bancorp	732	39,228
CME Group, Inc. — Class A	285	38,669
Synchrony Financial	1,098	34,093
National Retail Properties, Inc. REIT	815	33,953
Liberty Property Trust REIT	769	31,575
Total Financial		845,404

Technology - 12.0%
Applied Materials, Inc.	1,203	62,665
KLA-Tencor Corp.	528	55,968
Western Digital Corp.	614	53,049
Microsoft Corp.	524	39,033
Microchip Technology, Inc.	430	38,605
Oracle Corp.	770	37,230
Broadridge Financial Solutions, Inc.	459	37,096
NCR Corp.*	954	35,794
Teradata Corp.*	1,059	35,784
CSRA, Inc.	971	31,334
Leidos Holdings, Inc.	483	28,603
Paychex, Inc.	473	28,361
Total Technology		483,522

Industrial - 11.4%
WestRock Co.	836	47,426
Raytheon Co.	236	44,032
Arrow Electronics, Inc.*	539	43,341
L3 Technologies, Inc.	226	42,584
Waste Management, Inc.	526	41,170
Masco Corp.	1,014	39,557
Johnson Controls International plc	967	38,960
Illinois Tool Works, Inc.	233	34,475
Agilent Technologies, Inc.	533	34,219
General Dynamics Corp.	158	32,482
TE Connectivity Ltd.	382	31,729
Rockwell Collins, Inc.	239	31,240
Total Industrial		461,215

Energy - 8.7%
ConocoPhillips	699	34,986
Targa Resources Corp.	736	34,812
Andeavor	322	33,214
Marathon Petroleum Corp.	591	33,143
ONEOK, Inc.	597	33,080
Newfield Exploration Co.*	1,090	32,340
Range Resources Corp.	1,616	31,625
Devon Energy Corp.	858	31,497
Kinder Morgan, Inc.	1,609	30,861
Energen Corp.*	544	29,746
Chevron Corp.	232	27,260
Total Energy		352,564

Consumer, Cyclical - 8.2%
Delta Air Lines, Inc.	1,230	59,311
Hasbro, Inc.	445	43,463
BorgWarner, Inc.	813	41,651
Allison Transmission Holdings, Inc.	1,095	41,095
Darden Restaurants, Inc.	484	38,129
Delphi Automotive plc	376	36,998
Best Buy Company, Inc.	612	34,860
CVS Health Corp.	425	34,561
Total Consumer, Cyclical		330,068

Communications - 5.5%
Symantec Corp.	1,408	46,196
AT&T, Inc.	1,110	43,480
Verizon Communications, Inc.	805	39,839
Twenty-First Century Fox, Inc. — Class A	1,355	35,745
CBS Corp. — Class B	583	33,814
CenturyLink, Inc.	1,290	24,381
Total Communications		223,455

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2017
RBP® LARGE-CAP VALUE FUND

	Shares	Value

Utilities - 5.3%
NextEra Energy, Inc.	279	$40,888
NRG Energy, Inc.	1,527	39,076
Eversource Energy	641	38,742
DTE Energy Co.	315	33,818
PPL Corp.	830	31,499
Xcel Energy, Inc.	642	30,379
Total Utilities		214,402

Basic Materials - 1.8%
Chemours Co.	772	39,071
Newmont Mining Corp.	897	33,646
Total Basic Materials		72,717

Total Common Stocks
(Cost $3,542,388)		3,859,811

EXCHANGE-TRADED FUNDS† - 2.2%
iShares S&P 500 Value ETF	839	90,536
Total Exchange-Traded Funds
(Cost $90,319)		90,536

Total Investments - 97.8%
(Cost $3,632,707)		$3,950,347
Other Assets & Liabilities, net - 2.2%		90,046
Total Net Assets - 100.0%		$4,040,393

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,859,811	$—	$—	$3,859,811
Exchange-Traded Funds	90,536	—	—	90,536
Total Assets	$3,950,347	$—	$—	$3,950,347

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended September 30, 2017, there were no transfers between levels.

56 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments, at value (cost $3,632,707)	$3,950,347
Cash	45,634
Prepaid expenses	29,959
Receivables:
Securities sold	5,482
Dividends	5,110
Fund shares sold	675
Investment Adviser	16,759
Total assets	4,053,966

Liabilities:
Payable for:
Professional fees	6,345
Legal fees	2,507
Transfer agent/maintenance fees	2,173
Trustees’ fees*	916
Distribution and service fees	624
Fund accounting/administration fees	231
Miscellaneous	777
Total liabilities	13,573
Net assets	$4,040,393

Net assets consist of:
Paid in capital	$3,374,779
Undistributed net investment income	39,522
Accumulated net realized gain on investments	308,452
Net unrealized appreciation on investments	317,640
Net assets	$4,040,393

A-Class:
Net assets	$101,349
Capital shares outstanding	9,117
Net asset value per share	$11.12
Maximum offering price per share (Net asset value divided by 95.25%)	$11.67

C-Class:
Net assets	$542,388
Capital shares outstanding	49,397
Net asset value per share	$10.98

P-Class:
Net assets	$510,138
Capital shares outstanding	45,879
Net asset value per share	$11.12

Institutional Class:
Net assets	$2,886,518
Capital shares outstanding	257,351
Net asset value per share	$11.22

STATEMENT OF OPERATIONS
Year Ended September 30, 2017

Investment Income:
Dividends	$85,447
Other income	455
Total investment income	85,902

Expenses:
Management fees	27,826
Distribution and service fees:
A-Class	415
C-Class	4,834
P-Class	901
Recoupment of previously waived fees
A-Class	1,503
C-Class	5,200
P-Class	3,707
Institutional Class	27,164
Transfer agent/maintenance fees
A-Class	1,151
C-Class	3,842
P-Class	2,350
Institutional Class	18,177
Registration fees	34,202
Professional fees	18,902
Insurance expense	13,686
Trustees’ fees*	10,396
Custodian fees	3,190
Fund accounting/administration fees	2,514
Line of credit fees	801
Tax expense	211
Miscellaneous	4,230
Total expenses	185,202
Less:
Expenses waived by Adviser	(27,826)
Expenses reimbursed by Adviser:
A-Class	(4,428)
C-Class	(15,320)
P-Class	(12,023)
Institutional Class	(83,405)
Total expenses waived/reimbursed	(143,002)
Net expenses	42,200
Net investment income	43,702

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	352,309
Net realized gain	352,309
Net change in unrealized appreciation (depreciation) on:
Investments	200,007
Net change in unrealized appreciation (depreciation)	200,007
Net realized and unrealized gain	552,316
Net increase in net assets resulting from operations	$596,018

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 57

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$43,702	$38,640
Net realized gain on investments	352,309	29,770
Net change in unrealized appreciation (depreciation) on investments	200,007	344,410
Net increase in net assets resulting from operations	596,018	412,820

Distributions to shareholders from:
Net investment income
A-Class	(2,908)	(2,516)
C-Class	(3,023)	(3,520)
P-Class*	—	(153)
Institutional Class	(25,801)	(45,115)
Net realized gains
A-Class	(602)	(11,869)
C-Class	(1,781)	(31,542)
P-Class*	(833)	(615)
Institutional Class	(12,015)	(148,194)
Total distributions to shareholders	(46,963)	(243,524)

Capital share transactions:
Proceeds from sale of shares
A-Class	38,514	69,259
C-Class	176,583	297,025
P-Class*	415,317	144,749
Institutional Class	127,836	2,873
Distributions reinvested
A-Class	3,509	13,008
C-Class	4,804	35,062
P-Class*	833	466
Institutional Class	1,272	35,007
Cost of shares redeemed
A-Class	(116,051)	(163,409)
C-Class	(164,125)	(438,029)
P-Class*	(111,407)	(7,415)
Institutional Class	(138,545)	(555,101)
Net increase (decrease) from capital share transactions	238,540	(566,505)
Net increase (decrease) in net assets	787,595	(397,209)

Net assets:
Beginning of year	3,252,798	3,650,007
End of year	$4,040,393	$3,252,798
Undistributed net investment income at end of year	$39,522	$26,409

58 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2017	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	3,686	7,308
C-Class	17,137	32,192
P-Class*	39,764	15,730
Institutional Class	12,249	310
Shares issued from reinvestment of distributions
A-Class	346	1,437
C-Class	477	3,926
P-Class*	82	53
Institutional Class	125	3,898
Shares redeemed
A-Class	(11,273)	(17,631)
C-Class	(16,753)	(48,879)
P-Class*	(10,237)	(780)
Institutional Class	(13,054)	(61,386)
Net increase (decrease) in shares	22,549	(63,822)

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 59

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.67	$9.11	$11.65	$11.62	$10.78
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.09	.11	.09	.10
Net gain (loss) on investments (realized and unrealized)	1.61	1.06	(.42)	1.44	2.36
Total from investment operations	1.72	1.15	(.31)	1.53	2.46
Less distributions from:
Net investment income	(.22)	(.10)	(.12)	(.08)	(.14)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(.27)	(.59)	(2.23)	(1.50)	(1.62)
Net asset value, end of period	$11.12	$9.67	$9.11	$11.65	$11.62

Total Return[e]	18.07%	13.05%	(3.61%)	14.07%	26.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101	$158	$230	$332	$1,308
Ratios to average net assets:
Net investment income (loss)	1.10%	0.94%	1.11%	0.78%	0.90%
Total expenses[b]	5.22%	6.13%	5.21%	4.42%	5.61%
Net expenses[c,d,f]	1.22%	1.41%	1.50%	1.50%	1.51%
Portfolio turnover rate	132%	119%	165%	138%	178%

C-Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.49	$8.96	$11.53	$11.53	$10.68
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.03	.05	.03	.03
Net gain (loss) on investments (realized and unrealized)	1.59	1.04	(.43)	1.42	2.35
Total from investment operations	1.62	1.07	(.38)	1.45	2.38
Less distributions from:
Net investment income	(.08)	(.05)	(.08)	(.03)	(.05)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(.13)	(.54)	(2.19)	(1.45)	(1.53)
Net asset value, end of period	$10.98	$9.49	$8.96	$11.53	$11.53

Total Return[e]	17.14%	12.32%	(4.45%)	13.40%	25.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$542	$460	$549	$671	$625
Ratios to average net assets:
Net investment income (loss)	0.34%	0.32%	0.46%	0.24%	0.28%
Total expenses[b]	5.89%	6.78%	5.90%	5.04%	6.21%
Net expenses[c,d,f]	1.97%	2.06%	2.10%	2.10%	2.11%
Portfolio turnover rate	132%	119%	165%	138%	178%

60 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.46	$8.93	$11.47	$11.56	$10.75
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.10	.13	.11	.12
Net gain (loss) on investments (realized and unrealized)	1.60	1.04	(.42)	1.42	2.34
Total from investment operations	1.71	1.14	(.29)	1.53	2.46
Less distributions from:
Net investment income	—	(.12)	(.14)	(.20)	(.17)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(.05)	(.61)	(2.25)	(1.62)	(1.65)
Net asset value, end of period	$11.12	$9.46	$8.93	$11.47	$11.56

Total Return[e]	18.09%	13.19%	(3.56%)	14.21%	26.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$510	$154	$11	$6	$15
Ratios to average net assets:
Net investment income (loss)	1.05%	1.06%	1.28%	0.94%	1.09%
Total expenses[b]	5.31%	5.70%	5.15%	4.29%	5.46%
Net expenses[c,d,f]	1.22%	1.25%	1.35%	1.35%	1.36%
Portfolio turnover rate	132%	119%	165%	138%	178%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 61

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Per Share Data
Net asset value, beginning of period	$9.61	$9.07	$11.61	$11.58	$10.77
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.12	.15	.15	.15
Net gain (loss) on investments (realized and unrealized)	1.62	1.06	(.42)	1.43	2.34
Total from investment operations	1.76	1.18	(.27)	1.58	2.49
Less distributions from:
Net investment income	(.10)	(.15)	(.16)	(.13)	(.20)
Net realized gains	(.05)	(.49)	(2.11)	(1.42)	(1.48)
Total distributions	(.15)	(.64)	(2.27)	(1.55)	(1.68)
Net asset value, end of period	$11.22	$9.61	$9.07	$11.61	$11.58

Total Return[e]	18.42%	13.42%	(3.31%)	14.55%	26.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,887	$2,480	$2,860	$3,610	$2,910
Ratios to average net assets:
Net investment income (loss)	1.35%	1.32%	1.50%	1.26%	1.36%
Total expenses[b]	4.78%	5.78%	4.90%	4.04%	5.21%
Net expenses[c,d,f]	0.97%	1.05%	1.10%	1.10%	1.11%
Portfolio turnover rate	132%	119%	165%	138%	178%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Does not include expenses of the underlying funds in which the Fund invests.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]
The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursement is 1.10 % for A-Class, 1.07 % for C-Class, 1.03 % for P-Class and 0.99 % for Institutional Class.

[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the year would be:

	09/30/17	09/30/16
A-Class	1.20%	1.40%
C-Class	1.95%	2.05%
P-Class	1.20%	1.24%
Institutional Class	0.95%	1.04%

62 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Effective May 9, 2016, the A-Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2017, the Trust consisted of five funds.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund, and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation Index
RBP® Dividend Fund	Guggenheim RBP® Dividend Index
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Index
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Index
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Index

Guggenheim Partners Investment Management, LLC (“GPIM”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GPIM and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each class of the Funds is calculated by dividing the market value of a Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GPIM under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

(f) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at September 30, 2017.

(g) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

64 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 2 – Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GPIM investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GPIM engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

Certain trustees and officers of the Trust are also officers of GPIM and GFD.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class Shares will be paid to certain service providers for performing certain shareholder and administrative services.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Directional Allocation Fund - A-Class	1.50%	05/09/16	02/01/18
Directional Allocation Fund - C-Class	2.10%	05/09/16	02/01/18
Directional Allocation Fund - P-Class	1.35%	05/09/16	02/01/18
Directional Allocation Fund - Institutional Class	1.10%	05/09/16	02/01/18
RBP® Dividend Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Dividend Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Dividend Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Dividend Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Defensive Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Market Fund - Institutional Class	0.95%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - A-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - C-Class	1.95%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - P-Class	1.20%	05/09/16	02/01/18
RBP® Large-Cap Value Fund - Institutional Class	0.95%	05/09/16	02/01/18

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At September 30, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2018	Expires 2019	Expires 2020	Fund Total
Directional Allocation Fund
A-Class	$—	$—	$1,905	$1,905
C-Class	—	120,829	106,751	227,580
P-Class	—	16,404	13,211	29,615
Institutional Class	—	107,659	102,547	210,206
RBP® Dividend Fund
A-Class	$33,280	$49,417	$37,229	$119,926
C-Class	43,418	55,137	37,227	135,782
P-Class	11,279	10,143	22,284	43,706
Institutional Class	79,241	63,566	28,704	171,511
RBP® Large-Cap Defensive Fund
A-Class	$16,151	$33,766	$29,219	$79,136
C-Class	33,373	51,418	40,700	125,491
P-Class	49,754	7,098	4,888	61,740
Institutional Class	43,010	62,834	58,522	164,366
RBP® Large-Cap Market Fund
A-Class	$13,892	$29,854	$33,396	$77,142
C-Class	36,005	60,121	61,796	157,922
P-Class	45,393	6,773	2,125	54,291
Institutional Class	61,686	56,548	45,468	163,702
RBP® Large-Cap Value Fund
A-Class	$11,175	$8,939	$5,447	$25,561
C-Class	31,163	23,495	18,947	73,605
P-Class	—	—	13,725	13,725
Institutional Class	132,354	124,256	103,883	360,493

66 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

For the year ended September 30, 2017, GPIM recouped amounts from the Funds as follows:

Directional Allocation Fund	$73,596
RBP® Dividend Fund	44,987
RBP® Large-Cap Defensive Fund	35,972
RBP® Large-Cap Market Fund	32,199
RBP® Large-Cap Value Fund	37,574

For the year ended September 30, 2017, GFD retained sales charges of $30,775 relating to sales of A-Class shares of the Trust.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Directional Allocation Fund	$—	$—	$—
RBP® Dividend Fund	301,547	418,018	719,565
RBP® Large-Cap Defensive Fund	177,833	937,613	1,115,446
RBP® Large-Cap Market Fund	—	1,418,175	1,418,175
RBP® Large-Cap Value Fund	46,963	—	46,963

The tax character of distributions paid during the year ended September 30, 2016 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Directional Allocation Fund	$—	$—	$—
RBP® Dividend Fund	341,472	27,852	369,324
RBP® Large-Cap Defensive Fund	1,155,380	1,221,245	2,376,625
RBP® Large-Cap Market Fund	50,628	1,064,115	1,114,743
RBP® Large-Cap Value Fund	57,358	186,166	243,524

Note: For federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (continued)

The tax components of accumulated earnings/(deficit) as of September 30, 2017 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Directional Allocation Fund	$—	$—	$83,282,726	$(26,276,526)	$57,006,200
RBP® Dividend Fund	2,172,548	—	363,550	—	2,536,098
RBP® Large-Cap Defensive Fund	1,487,490	782,380	2,130,918	—	4,400,788
RBP® Large-Cap Market Fund	821,728	1,053,618	2,624,129	—	4,499,475
RBP® Large-Cap Value Fund	200,245	172,319	293,050	—	665,614

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of September 30, 2017, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Directional Allocation Fund	$(24,041,616)	$—	$(24,041,616)

For the year ended September 30, 2017, the following capital loss carryforward amounts were utilized:

Fund	Amount
Directional Allocation Fund	$57,866,388

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to distributions in connection with redemption of fund shares, dividend reclasses, investments in partnerships, and losses deferred due to wash sales. Additional differences may result from the tax treatment of net operating losses, post-October loss deferrals, and excise tax paid. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of September 30, 2017 for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Directional Allocation Fund	$(1,887,024)	$1,887,023	$1
RBP® Dividend Fund	844,561	54,033	(898,594)
RBP® Large-Cap Defensive Fund	232,114	—	(232,114)
RBP® Large-Cap Market Fund	185,001	99,847	(284,848)
RBP® Large-Cap Value Fund	20,642	1,143	(21,785)

68 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized (Loss)	Net Unrealized Gain/(Loss)
Directional Allocation Fund	$599,090,145	$91,962,989	$(8,680,263)	$83,282,726
RBP® Dividend Fund	18,139,670	644,050	(280,500)	363,550
RBP® Large-Cap Defensive Fund	19,003,621	2,261,800	(130,882)	2,130,918
RBP® Large-Cap Market Fund	17,582,590	2,908,520	(284,391)	2,624,129
RBP® Large-Cap Value Fund	3,657,297	354,532	(61,482)	293,050

Pursuant to Federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and September 30 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and September 30 of each year as occurring on the first day of the following tax year. For the year ended September 30, 2017, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until October 1, 2017:

Fund	Ordinary	Capital
Directional Allocation Fund	$(2,234,910)	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (concluded)

Note 5 – Securities Transactions

For the period ended September 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$598,529,464	$729,679,321
RBP® Dividend Fund	53,670,832	58,023,611
RBP® Large-Cap Defensive Fund	24,065,451	31,158,274
RBP® Large-Cap Market Fund	21,236,624	27,862,104
RBP® Large-Cap Value Fund	4,992,670	4,845,976

Note 6 - Line of Credit

The Trust had a $50,000,000 Line of Credit (the “Line”), until May 30, 2017, which was uncommitted, with the Bank of New York Mellon. The Line covered the Funds and other series of the Trust. The Line was for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest was based on the higher of the federal funds rate 0.82% at September 30, 2017, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the agreement, in effect at the time of borrowing, plus a margin.

On May 30, 2017, the Trust amended and renewed a Line of Credit in a reduced amount of $35,000,000 (the “Line”), which is uncommitted, with the Bank of New York Mellon until May 29, 2018. The Line covers the Funds and other series of the Trust. The Line is primarily used for temporary purposes to provide liquidity for shareholder redemptions to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in in the terms of the Line, in effect at the time of borrowing, plus a margin. The Funds did not have any borrowings under the Line as of the period ended September 30, 2017.

The average daily balance borrowed for Directional Allocation Fund for the year ended September 30, 2017 was $607,000. The average rate of borrowings was 2.11% for the outstanding days that amounts were drawn. No other Funds had borrowings under this agreement as of the year ended September 30, 2017.

The Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with facility fees, were allocated among such funds based upon each Fund’s net assets. The allocated interest expense amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

70 | THE GUGGENHEIM FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of Transparent Value Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transparent Value Trust (comprising, respectively, of Guggenheim Directional Allocation Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Large-Cap Market Fund, and Guggenheim RBP® Large-Cap Value Fund) (the “Funds”) as of September 30, 2017, and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Transparent Value Trust at September 30, 2017, the results of their operations, the changes in their net assets, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Tysons, Virginia
November 29, 2017

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OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2018, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2017.

The Funds’ investment income (dividend income plus short-term gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ending September 30, 2017, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2017, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
RBP® Dividend Fund	11.29%	11.17%	0.00%	100.00%
RBP® Large-Cap Defensive Fund	75.70%	75.70%	0.00%	100.00%
RBP® Large-Cap Value Fund	76.21%	51.43%	0.00%	100.00%

With respect to the taxable year ended September 30, 2017, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
RBP® Dividend Fund	$418,018	$699,006
RBP® Large-Cap Defensive Fund	937,613	232,116
RBP® Large-Cap Market Fund	1,418,175	185,001
RBP® Large-Cap Value Fund	—	20,772

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

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OTHER INFORMATION (Unaudited)(continued)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Transparent Value Trust Contracts Review Committee

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series (each, a “Fund,” and collectively, the “Funds”):

● Guggenheim RBP® Large-Cap Defensive Fund (“RBP Large-Cap Defensive Fund”)

● Guggenheim RBP® Large-Cap Market Fund (“RBP Large-Cap Market Fund”)

● Guggenheim Directional Allocation Fund (“Directional Allocation Fund”)

● Guggenheim RBP® Dividend Fund (“RBP Dividend Fund”)

● Guggenheim RBP® Large-Cap Value Fund (“RBP Large-Cap Value Fund”)

● Guggenheim SMID-Cap Directional Allocation Fund (“SMID-Cap Directional Allocation Fund”)[1]

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as the investment adviser to each of the Funds pursuant to the terms of an Investment Advisory Agreement between GPIM and the Trust, on behalf of the Funds, dated March 15, 2010, as amended (the “Advisory Agreement”). (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 25, 2017 (the “April Meeting”) and on May 23, 2017 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

[1]
SMID-Cap Directional Allocation Fund (the “Non-Active Fund”) has been organized as a series of the Trust but has not commenced operations, and shares of the Non-Active Fund are not currently offered to investors. Consequently, all references to the “Funds” hereafter should be understood as excluding the Non-Active Fund.

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OTHER INFORMATION (Unaudited)(continued)

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding the performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports, as well as a discussion of those instances in which FUSE adjusted a peer group after considering a request by management to re-evaluate the peer group constituent funds.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee also considered Guggenheim’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer. In addition, the Committee noted Guggenheim’s implementation of additional controls and oversight processes relating to risk management, including the establishment of an Enterprise Risk Management Committee comprised of a multi-disciplinary team of senior personnel, as well as enhancements to the organization’s information security program.

In connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered Guggenheim’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. In this respect, the Committee took into account the initiatives undertaken by Guggenheim in connection with the outsourcing of its fund administration and transfer agency services business resulting from Guggenheim’s sale of Rydex Fund Services, LLC (“RFS”), formerly a Guggenheim affiliate and now known as MUFG Investor Services (US), LLC (“MUFG IS”), to Mitsubishi UFJ Trust and Banking Corporation, the trust banking arm of Mitsubishi UFJ Financial Group, a Japanese financial services organization (the “RFS Transaction”). In particular, the Committee considered Guggenheim’s establishment of the Office of Chief Financial Officer (“OCFO”), its structure and responsibilities, including its role in overseeing the services provided by MUFG IS. The Committee also considered the resources allocated by Guggenheim to support the OCFO and the detailed plans presented by management for functions for the OCFO both during and upon completion of the transition period with MUFG IS.

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OTHER INFORMATION (Unaudited)(continued)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). The Committee received the audited consolidated financial statements of GPIMH as supplemental information. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports during the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance:

Required Business Performance® (RBP®) Funds: With respect to each Fund employing the RBP methodology (i.e., each of the Funds with the exception of Directional Allocation Fund), the Committee received for each Fund, investment returns for the since-inception, five-year, three-year, one-year and three-month periods ended December 31, 2016. The Committee also received a comparison of each Fund’s performance to the performance of a universe of funds and a narrower peer group of similar funds with comparable asset levels as identified by FUSE, in each case for same periods. FUSE representatives provided the Committee a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons. In addition, the FUSE reports included each Fund’s total return over the same time periods compared to the results of the RBP® index which the Fund tracks, as well as tracking error results. In seeking to evaluate each RBP Fund’s performance, the Committee took into account the data presented as to each Fund’s share classes and focused on the performance percentile rankings within the relevant universe for each Fund’s Class A shares, which was identified as the representative share class.

Directional Allocation Fund: The Committee received the Fund’s investment returns for the since-inception, three-year, one-year and three-month periods ended December 31, 2016. In light of Directional Allocation Fund’s highly unique strategy, FUSE identified a peer group categorized as “U.S. equity long/cash funds” with risk mitigation capabilities similar to that of the Fund, but did not identify a broader universe of comparable funds. In addition, the FUSE report included the Fund’s total return over the same time periods compared to the results of the Directional Allocation Index, as well as tracking error results. In seeking to evaluate the Fund’s performance, the Committee took into account the data presented as to the Fund’s share classes and focused on the performance percentile rankings within the peer group for the Fund’s Class A shares, which was identified as the representative share class.

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention on five-year and three-year performance rankings as compared to the relevant universe or, as applicable, peer group of funds. The Committee also considered more recent performance periods, including the one-year period and, as deemed appropriate, the three-month period, for certain Funds, such as for those Funds that had undergone recent changes in investment strategies, as well as circumstances in which enhancements were made to the portfolio management processes or techniques employed for a Fund. In this connection, the Committee made the following observations:

Directional Allocation Fund: The returns of the Directional Allocation Fund’s Class A shares ranked in the 50th and 10th percentiles of its peer group for the three- and one-year periods ended December 31, 2016, respectively.

RBP Dividend Fund: The returns of the Dividend Fund’s Class A shares ranked in the 47th and 49th percentiles of its performance universe for the five- and three-year periods ended December 31, 2016, respectively.

RBP Large-Cap Value Fund: The returns of the Large-Cap Value Fund’s Class A shares ranked in the second quartile for both the five- and three-year periods ended December 31, 2016, ranking in the 36th and 38th percentiles of its performance universe, respectively.

RBP Large-Cap Defensive Fund: The returns of the Large-Cap Defensive Fund’s Class A shares ranked in the 82nd and 77th percentiles of its performance universe for the five- and three-year periods ended December 31, 2016, respectively.

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OTHER INFORMATION (Unaudited)(continued)

RBP Large-Cap Market Fund: The returns of the Large-Cap Market Fund’s Class A shares ranked in the 67th and 81st percentiles of its performance universe for the five- and three-year periods ended December 31, 2016, respectively.

The Committee considered Guggenheim’s explanation that over the five- and three-year periods, performance for each of RBP Large-Cap Defensive Fund and RBP Large-Cap Market Fund was meaningfully impacted by the Fund’s lack of industry group constraints that resulted in a large overweight to the energy sector and the corresponding sell-off in energy stocks in 2014. Guggenheim stated that industry group constraints were implemented in March 2015 to decrease volatility and isolate performance drivers. Noting that the returns of each Fund’s Class A shares for the more recent one-year period ended December 31, 2016 ranked in the fourth quartile (78th percentile for RBP Large-Cap Defensive Fund and 81st percentile for RBP Large-Cap Market Fund), the Committee considered factors impacting the more recent performance. In view of the foregoing, the Committee determined to evaluate more recent performance returns and evaluated Morningstar performance “heat maps” provided by Guggenheim for the Board’s May 23-24, 2017 meeting. In this connection, the Committee observed that the first quarter 2017 performance for each of Directional Allocation Fund, RBP Large-Cap Defensive Fund, RBP Large-Cap Market Fund and RBP Large-Cap Value Fund ranked in the first quartile of the applicable Morningstar category. The Committee also noted that the return for RBP Dividend Fund for the first quarter of 2017 ranked in the second quartile of the Lipper equity income category.

In addition, in response to its request, the Committee reviewed a presentation by the Adviser at the May Meeting further addressing each Fund’s performance, explaining the RBP investment approach and enhancements made to the process and detailing the monitoring performed by the Adviser and improvements to performance achieved.

After reviewing the foregoing and related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. The Committee also reviewed aggregated advisory and administrative fees compared to the peer group average and median.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations:

Directional Allocation Fund: The average contractual advisory fee percentile rank across all share classes of the Fund and the asset weighted total net expense ratio are in the first quartile (22nd and 25th percentiles, respectively) of its peer group. The Fund’s net effective management fee2 is in the second quartile (38th percentile) of the Fund’s peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

RBP Dividend Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in the second quartile (36th percentile) of its peer group. The Fund’s net effective management fee is in the first quartile (4th percentile) of its peer group. The Fund’s asset weighted total net expense ratio is in the third quartile (57th percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

RBP Large-Cap Defensive Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in the second quartile (39th percentile) of its peer group. The Fund’s net effective management fee is in the first quartile (25th percentile) of its peer group. The Fund’s asset weighted total net expense ratio is in the third quartile (61st percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

RBP Large-Cap Market Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in line with the peer group median contractual advisory fee (ranking in the 50th percentile). The Fund’s net effective management fee is in the second quartile (34th percentile) of its peer group. The Fund’s asset weighted total net expense ratio is in the third quartile (66th percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

[2]
The “net effective management fee” represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements, based on the Fund’s class level group percent rank, weighted by class level assets under management.

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OTHER INFORMATION (Unaudited)(continued)

RBP Large-Cap Value Fund: The average contractual advisory fee percentile rank across all share classes of the Fund is in the second quartile (48th percentile) of its peer group. The Fund’s net effective management fee is in the first quartile (21st percentile) of its peer group. The Fund’s asset weighted total net expense ratio is in the third quartile (67th percentile) of its peer group. The Committee also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the Adviser to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, differences in fee structure, applicable legal, governance and capital structures, tax status, and historical pricing reasons. The Committee concluded that the information it received demonstrated that the aggregate services provided to each Fund at issue were sufficiently different from those provided to other clients with similar investment strategies and/or the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2016, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers, earnings and the operating margin/profitability rate. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. The Committee observed that the margins reported for each of the Fund were negative.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit generally. The Committee also noted steps taken by management to refine its methodology in preparation for contract review, including, among other things, revisions to the process for allocating expenses for shared service functions, as previously reported to and discussed with the Board. The Committee considered all of the foregoing in evaluating the costs of services provided, the profitability to Guggenheim Investments, and the operating margins/profitability rates presented, and the Committee’s conclusion, with respect to its oversight of other Guggenheim funds generally, that the profits were not unreasonable.

The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that until the completion of the RFS Transaction on October 4, 2016, the Adviser may have benefited from arrangements whereby an affiliate received fees from the Funds for providing certain fund administration and transfer agency services. In addition, the Committee noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser’s statement that Guggenheim believes it is appropriately sharing potential economies of scale and that costs continue to increase in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things, and that, in this regard, management’s costs for providing services have increased in recent years without regard to asset levels.

The Committee also noted the process employed by the Adviser to evaluate whether a breakpoint would be appropriate for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (x) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

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OTHER INFORMATION (Unaudited)(concluded)

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through a number of means, including expense limitations and/or advisory fees set at competitive rates pre-assuming future asset growth. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation. As to the size of the Funds, the Committee took into account Guggenheim’s statement that generally the Funds’ assets are not sufficiently large to warrant breakpoints.

The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement for the Annual Renewal Term is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the continuation of the Advisory Agreement for an additional annual term.

Thereafter, on May 24, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	96	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Chairman of the Valuation Oversight Committee	Since 1994	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	93	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	93	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	93	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	93	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	98	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 79

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	93
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	95	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	Trustee	Since 2012	Current: Vice Chairman, Guggenheim Investments (2010-present). Former: President and CEO, certain other funds in the Fund Complex (2012-November 2017); Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	226
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

80 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Treasurer	Since 2010
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director, Guggenheim Investments (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	President, Chief Executive Officer, and Chief Legal Officer	Since November 2017 (President and Chief Executive Officer) Since 2014 (Chief Legal Officer)
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (November 2017-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Director, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since November 2017
Current: Vice President, Guggenheim Investments (July 2017-present); Assistant Treasurer, certain other funds in the Fund Complex (November 2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (February-June 2017); Senior Analyst of US Fund Administration, HGINA (2014-January 2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

82 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 83

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Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report.  The Code is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Dr. Jerry B. Farley.  Dr. Farley is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his capacity as a Board or committee member).  Dr. Farley qualifies as an audit committee financial expert by virtue of his experience at educational institutions, where his business responsibilities have included all aspects of financial management and reporting.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the registrant’s principal accountant (the “Auditor”) for the audit of the registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $80,146 in 2016 and $83,201 in 2017.

(b)
Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2016 and $0 in 2017. These audit-related were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

(c)
Tax Fees.  The aggregate fees billed to the registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $73,042 in 2016 and $37,631 in 2017.  These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)
All Other Fees.  The aggregate fees billed to the registrant in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2016 and $0 in 2017.

The aggregate fees billed in the Reporting Periods for Non‑Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre‑approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(e)	(1)	Audit Committee Pre‑Approval Policies and Procedures.

(1) The registrant’s audit committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the preapproval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. Sections V.B.2 and V.B.3 of the registrant’s audit committee’s Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Fund, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

Audit Services

• Annual financial statement audits
• Seed audits (related to new product filings, as required)
• SEC and regulatory filings and consents

Audit-Related Services

• Accounting consultations
• Fund merger/reorganization support services
• Other accounting related matters
• Agreed upon procedures reports
• Attestation reports
• Other internal control reports

Tax Services

• Recurring tax services:
o Preparation of Federal and state income tax returns, including extensions
o Preparation of calculations of taxable income, including fiscal year tax designations
o Preparation of annual Federal excise tax returns (if applicable)
o Preparation of calendar year excise distribution calculations
o Calculation of tax equalization on an as-needed basis
o Preparation of the estimated excise distribution calculations on an as-needed basis
o Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o Provision of tax compliance services in India for Funds with direct investments in India
o Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

• Permissible non-recurring tax services upon request:
o Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o Assistance with calendar year shareholder reporting designations on Form 1099
o Assistance with corporate actions and tax treatment of complex securities and structured products
o Assistance with IRS ruling requests and calculation of deficiency dividends
o Conduct training sessions for the Adviser’s internal tax resources
o Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions
o Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o RIC qualification reviews
o Tax distribution analysis and planning
o Tax authority examination services
o Tax appeals support services
o Tax accounting methods studies
o Fund merger, reorganization and liquidation support services
o Tax compliance, planning and advice services and related projects

(b) The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c) For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d) For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e) All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter. The Trust’s CAO will determine whether such services are included within the list of services that have received the general preapproval of the Committee.

(f) The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3. Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b) For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Non‑Audit Fees.  The aggregate non-audit fees were for audit-related and tax services rendered to the registrant, and rendered to Service Affiliates, for the Reporting Periods were $73,042 in 2016 and $37,631 in 2017.

(h)
Auditor Independence.  The registrant’s Audit Committee was provided with information relating to the provision of non‑audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre‑approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s  independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)
Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)
A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Date	December 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Date	December 8, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 8, 2017

*	Print the name and title of each signing officer under his or her signature.